UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-1400

Fidelity Contrafund

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ Opportunistic Insights Fund

September 30, 2017

ZPI-QTLY-1117
1.9881593.100

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
CONSUMER DISCRETIONARY - 15.0%
Auto Components - 0.0%
Delphi Automotive PLC	26	$2,558
Automobiles - 1.4%
BYD Co. Ltd. (H Shares)	580	5,379
General Motors Co.	29	1,171
Tesla, Inc. (a)	217	74,019
Toyota Motor Corp.	100	5,963
		86,532
Diversified Consumer Services - 0.2%
Chegg, Inc. (a)	58	861
Weight Watchers International, Inc. (a)	285	12,412
		13,273
Hotels, Restaurants & Leisure - 1.6%
Churchill Downs, Inc.	4	825
Hilton, Inc.	137	9,515
Marriott International, Inc. Class A	462	50,940
McDonald's Corp.	140	21,935
Starbucks Corp.	221	11,870
Vail Resorts, Inc.	11	2,509
		97,594
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	69	17,078
Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc. (a)	267	256,680
ASOS PLC (a)	24	1,915
Boohoo.Com PLC (a)	417	1,182
Netflix, Inc. (a)	489	88,680
Priceline Group, Inc. (a)	42	76,894
Start Today Co. Ltd.	154	4,879
Takeaway.com Holding BV (b)	40	1,759
Zalando SE (a)	54	2,706
		434,695
Media - 2.1%
Charter Communications, Inc. Class A (a)	118	42,884
Liberty Broadband Corp.:
Class A (a)	91	8,570
Class C (a)	129	12,294
Liberty Global PLC Class A (a)	73	2,475
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	542	20,645
Liberty SiriusXM Series A (a)	14	587
Liberty SiriusXM Series C (a)	688	28,807
Naspers Ltd. Class N	24	5,176
Sirius XM Holdings, Inc.	1,355	7,480
		128,918
Multiline Retail - 0.5%
B&M European Value Retail S.A.	486	2,524
Ollie's Bargain Outlet Holdings, Inc. (a)	537	24,917
		27,441
Specialty Retail - 1.0%
Home Depot, Inc.	270	44,161
TJX Companies, Inc.	211	15,557
		59,718
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	98	22,169
Coach, Inc.	218	8,781
Kering SA	2	797
NIKE, Inc. Class B	255	13,222
		44,969

TOTAL CONSUMER DISCRETIONARY		912,776

CONSUMER STAPLES - 2.3%
Beverages - 0.2%
Constellation Brands, Inc. Class A (sub. vtg.)	22	4,388
Monster Beverage Corp. (a)	35	1,934
National Beverage Corp.	23	2,853
PepsiCo, Inc.	26	2,897
The Coca-Cola Co.	28	1,260
		13,332
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	129	21,193
Performance Food Group Co. (a)	159	4,492
Wal-Mart Stores, Inc.	39	3,047
		28,732
Food Products - 0.3%
Associated British Foods PLC	220	9,413
The Kraft Heinz Co.	119	9,228
The Simply Good Foods Co.	79	925
		19,566
Household Products - 0.3%
Colgate-Palmolive Co.	137	9,980
Procter & Gamble Co.	86	7,824
		17,804
Personal Products - 1.0%
Estee Lauder Companies, Inc. Class A	505	54,459
Unilever NV (Certificaten Van Aandelen) (Bearer)	135	7,980
		62,439

TOTAL CONSUMER STAPLES		141,873

ENERGY - 1.0%
Oil, Gas & Consumable Fuels - 1.0%
Birchcliff Energy Ltd.	956	4,635
Canadian Natural Resources Ltd.	274	9,177
Cenovus Energy, Inc.	164	1,644
Centennial Resource Development, Inc. Class A	839	15,077
Continental Resources, Inc. (a)	216	8,340
Diamondback Energy, Inc. (a)	63	6,171
EOG Resources, Inc.	121	11,706
Phillips 66 Co.	14	1,283
Tamarack Valley Energy Ltd. (a)	915	2,075
		60,108
FINANCIALS - 18.4%
Banks - 10.1%
Bank of America Corp.	6,879	174,314
Citigroup, Inc.	1,848	134,424
HDFC Bank Ltd. sponsored ADR	414	39,897
JPMorgan Chase & Co.	1,614	154,153
M&T Bank Corp.	99	15,943
Metro Bank PLC (a)	2	91
PNC Financial Services Group, Inc.	118	15,903
The Toronto-Dominion Bank	100	5,630
U.S. Bancorp	348	18,649
Wells Fargo & Co.	935	51,565
		610,569
Capital Markets - 3.0%
Bank of New York Mellon Corp.	111	5,885
BlackRock, Inc. Class A	36	16,095
CBOE Holdings, Inc.	44	4,736
Charles Schwab Corp.	360	15,746
CME Group, Inc.	57	7,734
Goldman Sachs Group, Inc.	162	38,425
IntercontinentalExchange, Inc.	124	8,519
MarketAxess Holdings, Inc.	11	2,030
Morgan Stanley	1,291	62,187
MSCI, Inc.	95	11,106
S&P Global, Inc.	66	10,316
St. James's Place Capital PLC	86	1,321
		184,100
Diversified Financial Services - 4.5%
Berkshire Hathaway, Inc. Class A (a)	1	274,740
Insurance - 0.8%
Admiral Group PLC	155	3,774
Chubb Ltd.	241	34,355
Fairfax Financial Holdings Ltd. (sub. vtg.)	12	6,245
Marsh & McLennan Companies, Inc.	80	6,705
		51,079

TOTAL FINANCIALS		1,120,488

HEALTH CARE - 10.1%
Biotechnology - 2.3%
AbbVie, Inc.	58	5,154
Aduro Biotech, Inc. (a)	12	128
Amgen, Inc.	44	8,204
Axovant Sciences Ltd. (a)	21	144
Celgene Corp. (a)	170	24,789
Epizyme, Inc. (a)	100	1,905
Exelixis, Inc. (a)	30	727
FibroGen, Inc. (a)	116	6,241
Genmab A/S (a)	50	11,038
Gilead Sciences, Inc.	194	15,718
Insmed, Inc. (a)	100	3,121
Intrexon Corp. (a)	142	2,699
NantKwest, Inc. (a)	55	301
Neurocrine Biosciences, Inc. (a)	140	8,579
OvaScience, Inc. (a)	943	1,339
Portola Pharmaceuticals, Inc. (a)	100	5,403
Regeneron Pharmaceuticals, Inc. (a)	45	20,120
Vertex Pharmaceuticals, Inc. (a)	151	22,958
		138,568
Health Care Equipment & Supplies - 2.4%
Baxter International, Inc.	280	17,570
Becton, Dickinson & Co.	61	11,953
Boston Scientific Corp. (a)	2,229	65,020
C.R. Bard, Inc.	21	6,731
Danaher Corp.	124	10,637
DexCom, Inc. (a)	126	6,165
Intuitive Surgical, Inc. (a)	24	25,101
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	46	1,895
ResMed, Inc.	25	1,924
		146,996
Health Care Providers & Services - 3.5%
Aetna, Inc.	47	7,473
Anthem, Inc.	7	1,329
HealthEquity, Inc. (a)	84	4,249
Henry Schein, Inc. (a)	790	64,772
Humana, Inc.	49	11,938
UnitedHealth Group, Inc.	623	122,015
		211,776
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	74	5,776
Veeva Systems, Inc. Class A (a)	110	6,205
		11,981
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	89	5,714
Eurofins Scientific SA	3	1,896
Mettler-Toledo International, Inc. (a)	77	48,214
PRA Health Sciences, Inc. (a)	45	3,428
Thermo Fisher Scientific, Inc.	67	12,676
Waters Corp. (a)	6	1,077
		73,005
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	230	14,660
Johnson & Johnson	41	5,330
Novartis AG sponsored ADR	29	2,490
Sanofi SA	66	6,570
Teva Pharmaceutical Industries Ltd. sponsored ADR	81	1,426
		30,476

TOTAL HEALTH CARE		612,802

INDUSTRIALS - 5.9%
Aerospace & Defense - 0.9%
General Dynamics Corp.	62	12,746
Northrop Grumman Corp.	71	20,428
Raytheon Co.	39	7,277
Spirit AeroSystems Holdings, Inc. Class A	8	622
The Boeing Co.	58	14,744
		55,817
Air Freight & Logistics - 0.5%
FedEx Corp.	88	19,851
XPO Logistics, Inc. (a)	140	9,489
		29,340
Airlines - 1.1%
Ryanair Holdings PLC sponsored ADR (a)	254	26,777
Southwest Airlines Co.	676	37,842
		64,619
Building Products - 0.7%
A.O. Smith Corp.	57	3,388
Fortune Brands Home & Security, Inc.	120	8,068
Jeld-Wen Holding, Inc.	105	3,730
Masco Corp.	650	25,357
Toto Ltd.	103	4,339
		44,882
Commercial Services & Supplies - 0.1%
Cintas Corp.	52	7,503
Novus Holdings Ltd.	8	4
		7,507
Electrical Equipment - 0.4%
AMETEK, Inc.	10	660
Fortive Corp.	365	25,838
		26,498
Industrial Conglomerates - 0.3%
3M Co.	96	20,150
Machinery - 0.9%
Deere & Co.	120	15,071
Illinois Tool Works, Inc.	85	12,577
Ingersoll-Rand PLC	103	9,185
PACCAR, Inc.	94	6,800
Parker Hannifin Corp.	49	8,576
Rational AG	3	2,064
WABCO Holdings, Inc. (a)	5	740
Xylem, Inc.	30	1,879
		56,892
Professional Services - 0.6%
Equifax, Inc.	134	14,203
IHS Markit Ltd. (a)	64	2,821
Manpower, Inc.	10	1,178
Recruit Holdings Co. Ltd.	172	3,725
RELX PLC	28	614
TransUnion Holding Co., Inc. (a)	249	11,768
		34,309
Road & Rail - 0.3%
CSX Corp.	304	16,495
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	127	3,674

TOTAL INDUSTRIALS		360,183

INFORMATION TECHNOLOGY - 43.1%
Communications Equipment - 0.4%
Applied Optoelectronics, Inc. (a)	19	1,229
Arista Networks, Inc. (a)	119	22,564
Harris Corp.	5	658
		24,451
Electronic Equipment & Components - 2.1%
Amphenol Corp. Class A	1,303	110,286
CDW Corp.	178	11,748
Coherent, Inc. (a)	16	3,763
		125,797
Internet Software & Services - 16.2%
Alibaba Group Holding Ltd. sponsored ADR (a)	165	28,497
Alphabet, Inc.:
Class A (a)	162	157,743
Class C (a)	152	145,785
eBay, Inc. (a)	405	15,576
Facebook, Inc. Class A (a)	3,451	589,670
LogMeIn, Inc.	87	9,574
New Relic, Inc. (a)	26	1,295
Nutanix, Inc. Class A	141	3,157
Rightmove PLC	26	1,409
Shopify, Inc. Class A (a)	18	2,094
Tencent Holdings Ltd.	593	25,926
Twilio, Inc. Class A (a)	150	4,478
		985,204
IT Services - 5.2%
Accenture PLC Class A	68	9,185
CSRA, Inc.	132	4,260
Global Payments, Inc.	112	10,643
MasterCard, Inc. Class A	737	104,064
PayPal Holdings, Inc. (a)	1,415	90,602
Square, Inc. (a)	187	5,387
Visa, Inc. Class A	900	94,716
		318,857
Semiconductors & Semiconductor Equipment - 4.5%
Analog Devices, Inc.	112	9,651
Applied Materials, Inc.	1,126	58,653
ASML Holding NV	27	4,622
Broadcom Ltd.	229	55,542
Lam Research Corp.	196	36,268
NVIDIA Corp.	286	51,128
Qualcomm, Inc.	226	11,716
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	677	25,421
Texas Instruments, Inc.	225	20,169
		273,170
Software - 12.0%
Activision Blizzard, Inc.	1,354	87,347
Adobe Systems, Inc. (a)	777	115,913
Atlassian Corp. PLC (a)	139	4,886
Autodesk, Inc. (a)	24	2,694
CDK Global, Inc.	69	4,353
Check Point Software Technologies Ltd. (a)	46	5,245
Constellation Software, Inc.	7	3,819
Electronic Arts, Inc. (a)	606	71,544
Intuit, Inc.	84	11,940
Micro Focus International PLC	100	3,199
Microsoft Corp.	1,293	96,316
Nintendo Co. Ltd.	4	1,475
Paycom Software, Inc. (a)	86	6,447
Red Hat, Inc. (a)	118	13,081
RingCentral, Inc. (a)	50	2,088
Salesforce.com, Inc. (a)	1,892	176,751
ServiceNow, Inc. (a)	73	8,580
Snap, Inc. Class A (a)	420	6,107
Symantec Corp.	226	7,415
Tanium, Inc. Class B (c)(d)	100	496
Ultimate Software Group, Inc. (a)	303	57,449
Workday, Inc. Class A (a)	396	41,734
		728,879
Technology Hardware, Storage & Peripherals - 2.7%
Apple, Inc.	987	152,116
Samsung Electronics Co. Ltd.	4	8,956
Xaar PLC	146	872
		161,944

TOTAL INFORMATION TECHNOLOGY		2,618,302

MATERIALS - 1.7%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	5	756
DowDuPont, Inc.	405	28,038
Sherwin-Williams Co.	83	29,717
		58,511
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	36	7,424
Containers & Packaging - 0.1%
WestRock Co.	74	4,198
Metals & Mining - 0.5%
B2Gold Corp. (a)	969	2,672
Franco-Nevada Corp.	215	16,656
Ivanhoe Mines Ltd. (a)	2,663	8,473
Newcrest Mining Ltd.	156	2,572
Novagold Resources, Inc. (a)	319	1,304
		31,677

TOTAL MATERIALS		101,810

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	43	5,877
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)	156	2,128
Redfin Corp.	40	1,004
		3,132

TOTAL REAL ESTATE		9,009

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	52	4,217
T-Mobile U.S., Inc. (a)	455	28,055
		32,272
TOTAL COMMON STOCKS
(Cost $5,285,864)		5,969,623

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (c)(d)	8	2,829
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (c)(d)	144	1,999
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $4,828)		4,828

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.09% (e)
(Cost $80,132)	80,115	80,132
TOTAL INVESTMENT IN SECURITIES - 99.6%
(Cost $5,370,824)		6,054,583
NET OTHER ASSETS (LIABILITIES) - 0.4%		23,499
NET ASSETS - 100%		$6,078,082

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,759 or 0.0% of net assets.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $5,324 or 0.1% of net assets.

 (d) Level 3 security

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$1,999
Roofoods Ltd. Series F	9/12/17	$2,829
Tanium, Inc. Class B	4/21/17	$496

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$871
Total	$871

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$912,776	$912,776	$--	$--
Consumer Staples	144,702	133,893	7,980	2,829
Energy	60,108	60,108	--	--
Financials	1,120,488	1,120,488	--	--
Health Care	614,801	606,232	6,570	1,999
Industrials	360,183	360,183	--	--
Information Technology	2,618,302	2,590,405	27,401	496
Materials	101,810	101,810	--	--
Real Estate	9,009	9,009	--	--
Telecommunication Services	32,272	28,055	4,217	--
Money Market Funds	80,132	80,132	--	--
Total Investments in Securities:	$6,054,583	$6,003,091	$46,168	$5,324

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Series Opportunistic Insights Fund

September 30, 2017

AO1TI-QTLY-1117
1.950956.104

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value
CONSUMER DISCRETIONARY - 17.3%
Auto Components - 0.0%
Delphi Automotive PLC	3,600	$354,240
Automobiles - 1.2%
BYD Co. Ltd. (H Shares)	57,000	528,656
Guangzhou Automobile Group Co. Ltd. (H Shares)	40,000	92,580
Tesla, Inc. (a)	28,689	9,785,818
Toyota Motor Corp.	4,100	244,488
		10,651,542
Diversified Consumer Services - 0.2%
Chegg, Inc. (a)	8,300	123,172
Weight Watchers International, Inc. (a)	44,042	1,918,029
		2,041,201
Hotels, Restaurants & Leisure - 1.4%
Churchill Downs, Inc.	1,000	206,200
Hilton, Inc.	22,563	1,567,000
Marriott International, Inc. Class A	60,100	6,626,626
McDonald's Corp.	20,200	3,164,936
Starbucks Corp.	20	1,074
Vail Resorts, Inc.	2,400	547,488
		12,113,324
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	9,800	2,425,598
Internet & Direct Marketing Retail - 10.7%
Amazon.com, Inc. (a)	55,893	53,732,736
ASOS PLC (a)	3,600	287,269
Blue Apron Holdings, Inc.:
Class B	24,012	124,322
Class B	6,003	31,081
Boohoo.Com PLC (a)	59,400	168,346
Netflix, Inc. (a)	127,027	23,036,346
Priceline Group, Inc. (a)	6,500	11,900,330
Start Today Co. Ltd.	24,157	765,338
Takeaway.com Holding BV (b)	7,100	312,205
Zalando SE (a)	8,743	438,134
		90,796,107
Media - 1.9%
Charter Communications, Inc. Class A (a)	13,385	4,864,377
Liberty Broadband Corp.:
Class A (a)	8,425	793,467
Class C (a)	15,451	1,472,480
Liberty Global PLC Class A (a)	15,500	525,605
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	73,656	2,805,557
Liberty SiriusXM Series A (a)	2,400	100,560
Liberty SiriusXM Series C (a)	84,204	3,525,621
Naspers Ltd. Class N	3,400	733,303
Sirius XM Holdings, Inc. (c)	215,700	1,190,664
		16,011,634
Multiline Retail - 0.5%
B&M European Value Retail S.A.	80,801	419,667
Ollie's Bargain Outlet Holdings, Inc. (a)	80,100	3,716,640
		4,136,307
Specialty Retail - 0.5%
Home Depot, Inc.	23,900	3,909,084
TJX Companies, Inc.	813	59,942
		3,969,026
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	14,203	3,212,941
Canada Goose Holdings, Inc.	1,800	37,003
Coach, Inc.	16,700	672,676
Kering SA	200	79,672
NIKE, Inc. Class B	19,000	985,150
		4,987,442

TOTAL CONSUMER DISCRETIONARY		147,486,421

CONSUMER STAPLES - 1.8%
Beverages - 0.3%
Constellation Brands, Inc. Class A (sub. vtg.)	2,800	558,460
Kweichow Moutai Co. Ltd. (A Shares)	4,600	357,884
Monster Beverage Corp. (a)	5,200	287,300
National Beverage Corp.	4,325	536,516
PepsiCo, Inc.	2,000	222,860
The Coca-Cola Co.	3,900	175,539
		2,138,559
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	10,258	1,685,287
Performance Food Group Co. (a)	23,400	661,050
Wal-Mart Stores, Inc.	5,300	414,142
		2,760,479
Food Products - 0.2%
Associated British Foods PLC	6,465	276,613
The Kraft Heinz Co.	10,800	837,540
The Simply Good Foods Co.	11,900	139,349
		1,253,502
Household Products - 0.2%
Colgate-Palmolive Co.	14,157	1,031,337
Procter & Gamble Co.	10,000	909,800
		1,941,137
Personal Products - 0.8%
Estee Lauder Companies, Inc. Class A	52,144	5,623,209
L'Oreal SA (a)	1,322	281,089
Unilever NV (Certificaten Van Aandelen) (Bearer)	19,400	1,146,752
		7,051,050

TOTAL CONSUMER STAPLES		15,144,727

ENERGY - 1.5%
Oil, Gas & Consumable Fuels - 1.5%
Birchcliff Energy Ltd.	153,900	746,219
Canadian Natural Resources Ltd.	42,700	1,430,121
Cenovus Energy, Inc.	26,900	269,701
Centennial Resource Development, Inc.:
Class A	40,200	722,394
Class A (c)	91,275	1,640,212
Class A (d)	18,800	337,836
Continental Resources, Inc. (a)	32,200	1,243,242
Diamondback Energy, Inc. (a)	8,000	783,680
EOG Resources, Inc.	28,115	2,719,845
Phillips 66 Co.	5,800	531,338
Reliance Industries Ltd.	173,668	2,076,517
Tamarack Valley Energy Ltd. (a)	159,600	361,986
		12,863,091
FINANCIALS - 13.8%
Banks - 6.9%
Bank of America Corp.	547,250	13,867,315
Citigroup, Inc.	261,773	19,041,368
HDFC Bank Ltd. sponsored ADR	57,988	5,588,304
JPMorgan Chase & Co.	96,700	9,235,817
Kotak Mahindra Bank Ltd. (a)	44,137	677,328
M&T Bank Corp.	13,800	2,222,352
Metro Bank PLC (a)	2,900	131,347
PNC Financial Services Group, Inc.	17,800	2,398,906
The Toronto-Dominion Bank	10,900	613,685
U.S. Bancorp	48,400	2,593,756
Wells Fargo & Co.	39,304	2,167,616
		58,537,794
Capital Markets - 2.3%
Bank of New York Mellon Corp.	15,800	837,716
BlackRock, Inc. Class A	5,647	2,524,717
CBOE Holdings, Inc.	6,700	721,121
Charles Schwab Corp.	56,400	2,466,936
CME Group, Inc.	8,200	1,112,576
Goldman Sachs Group, Inc.	4,600	1,091,074
IntercontinentalExchange, Inc.	19,300	1,325,910
MarketAxess Holdings, Inc.	1,400	258,314
Morgan Stanley	88,800	4,277,496
MSCI, Inc.	15,425	1,803,183
Oaktree Capital Group LLC Class A	28,108	1,322,481
S&P Global, Inc.	10,253	1,602,646
St. James's Place Capital PLC	12,000	184,277
		19,528,447
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc. Class A (a)	111	30,496,140
Insurance - 1.0%
Admiral Group PLC	22,600	550,260
American International Group, Inc.	1,400	85,946
Chubb Ltd.	33,665	4,798,946
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,600	832,641
Marsh & McLennan Companies, Inc.	27,008	2,263,540
		8,531,333

TOTAL FINANCIALS		117,093,714

HEALTH CARE - 9.2%
Biotechnology - 2.5%
AbbVie, Inc.	9,400	835,284
Agios Pharmaceuticals, Inc. (a)	7,600	507,300
Amgen, Inc.	4,400	820,380
Axovant Sciences Ltd. (a)	10,070	69,282
Celgene Corp. (a)	25,300	3,689,246
Epizyme, Inc. (a)	4,000	76,200
Exelixis, Inc. (a)	5,600	135,688
FibroGen, Inc. (a)	16,631	894,748
Genmab A/S (a)	7,146	1,577,596
Gilead Sciences, Inc.	33,100	2,681,762
Insmed, Inc. (a)	8,300	259,043
Intrexon Corp. (a)(c)	24,300	461,943
NantKwest, Inc. (a)	18,600	101,928
Neurocrine Biosciences, Inc. (a)	27,874	1,708,119
Opko Health, Inc. (a)(c)	2,379	16,320
OvaScience, Inc. (a)(c)	149,980	212,972
Portola Pharmaceuticals, Inc. (a)	5,900	318,777
Regeneron Pharmaceuticals, Inc. (a)	7,300	3,263,976
Spark Therapeutics, Inc. (a)	2,100	187,236
Vertex Pharmaceuticals, Inc. (a)	22,009	3,346,248
		21,164,048
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	39,800	2,497,450
Becton, Dickinson & Co.	7,374	1,444,935
Boston Scientific Corp. (a)	249,900	7,289,583
C.R. Bard, Inc.	3,500	1,121,750
Danaher Corp.	13,820	1,185,480
DexCom, Inc. (a)	17,272	845,033
Intuitive Surgical, Inc. (a)	2,800	2,928,464
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	6,300	259,560
Penumbra, Inc. (a)	4,800	433,440
ResMed, Inc.	4,500	346,320
		18,352,015
Health Care Providers & Services - 2.6%
Aetna, Inc.	6,600	1,049,466
Anthem, Inc.	1,000	189,880
HealthEquity, Inc. (a)	13,825	699,269
Henry Schein, Inc. (a)	80,586	6,607,246
Humana, Inc.	6,719	1,636,950
UnitedHealth Group, Inc.	62,334	12,208,114
		22,390,925
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	10,800	843,048
Veeva Systems, Inc. Class A (a)	17,500	987,175
		1,830,223
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	14,200	911,640
Eurofins Scientific SA	1,300	821,397
Mettler-Toledo International, Inc. (a)	10,160	6,361,786
PRA Health Sciences, Inc. (a)	7,000	533,190
Thermo Fisher Scientific, Inc.	7,400	1,400,080
Waters Corp. (a)	13	2,334
		10,030,427
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	34,768	2,216,112
Johnson & Johnson	6,300	819,063
Novartis AG sponsored ADR	4,400	377,740
Sanofi SA	9,984	993,874
Teva Pharmaceutical Industries Ltd. sponsored ADR	11,100	195,360
		4,602,149

TOTAL HEALTH CARE		78,369,787

INDUSTRIALS - 6.4%
Aerospace & Defense - 1.1%
General Dynamics Corp.	8,900	1,829,662
Northrop Grumman Corp.	10,800	3,107,376
Raytheon Co.	5,700	1,063,506
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	2,191	295,785
Class C (d)(e)	96	12,960
Spirit AeroSystems Holdings, Inc. Class A	1,200	93,264
The Boeing Co.	9,700	2,465,837
		8,868,390
Air Freight & Logistics - 0.4%
FedEx Corp.	9,500	2,143,010
XPO Logistics, Inc. (a)	20,474	1,387,728
		3,530,738
Airlines - 1.1%
Ryanair Holdings PLC sponsored ADR (a)	36,735	3,872,604
Southwest Airlines Co.	98,100	5,491,638
		9,364,242
Building Products - 0.8%
A.O. Smith Corp.	8,400	499,212
Fortune Brands Home & Security, Inc.	17,470	1,174,508
Jeld-Wen Holding, Inc.	17,100	607,392
Masco Corp.	95,763	3,735,715
Toto Ltd.	21,600	909,878
		6,926,705
Commercial Services & Supplies - 0.2%
Cintas Corp.	8,300	1,197,524
Novus Holdings Ltd.	1,175	567
TulCo LLC (d)(e)(f)	900	315,000
		1,513,091
Electrical Equipment - 0.4%
AMETEK, Inc.	1,300	85,852
Fortive Corp.	50,160	3,550,826
		3,636,678
Industrial Conglomerates - 0.3%
3M Co.	13,123	2,754,518
General Electric Co.	3,300	79,794
		2,834,312
Machinery - 1.1%
Deere & Co.	16,100	2,021,999
Illinois Tool Works, Inc.	20,193	2,987,756
Ingersoll-Rand PLC	14,800	1,319,716
PACCAR, Inc.	13,200	954,888
Parker Hannifin Corp.	7,100	1,242,642
Rational AG	600	412,861
WABCO Holdings, Inc. (a)	600	88,800
Xylem, Inc.	4,900	306,887
		9,335,549
Professional Services - 0.6%
Equifax, Inc.	21,722	2,302,315
IHS Markit Ltd. (a)	8,108	357,401
Manpower, Inc.	1,500	176,730
Recruit Holdings Co. Ltd.	20,800	450,474
RELX PLC	5,100	111,873
TransUnion Holding Co., Inc. (a)	40,400	1,909,304
		5,308,097
Road & Rail - 0.3%
CSX Corp.	43,900	2,382,014
Trading Companies & Distributors - 0.1%
Univar, Inc. (a)	16,027	463,661

TOTAL INDUSTRIALS		54,163,477

INFORMATION TECHNOLOGY - 44.0%
Communications Equipment - 0.4%
Applied Optoelectronics, Inc. (a)(c)	2,900	187,543
Arista Networks, Inc. (a)	18,700	3,545,707
Harris Corp.	700	92,176
		3,825,426
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	161,914	13,704,401
CDW Corp.	25,141	1,659,306
Coherent, Inc. (a)	2,300	540,891
Keyence Corp.	200	106,199
		16,010,797
Internet Software & Services - 17.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	23,700	4,093,227
Alphabet, Inc.:
Class A (a)	34,739	33,826,059
Class C (a)	29,900	28,677,389
Cloudera, Inc.	9,618	151,859
eBay, Inc. (a)	61,800	2,376,828
Facebook, Inc. Class A (a)	417,706	71,373,417
LogMeIn, Inc.	13,740	1,512,087
New Relic, Inc. (a)	4,000	199,200
Nutanix, Inc. Class B (b)	24,249	542,935
Okta, Inc. (c)	2,900	81,809
Q2 Holdings, Inc. (a)	2,000	83,300
Rightmove PLC	3,339	180,984
Shopify, Inc. Class A (a)	3,100	360,547
Stamps.com, Inc. (a)	356	72,143
SurveyMonkey (a)(d)(e)	62,998	632,500
Tencent Holdings Ltd.	90,700	3,965,467
Twilio, Inc. Class A (a)	13,902	414,975
		148,544,726
IT Services - 4.5%
ASAC II LP (a)(d)(e)	224,957	37,793
Black Knight Financial Services, Inc. Class A (a)	800	34,440
CSRA, Inc.	20,800	671,216
Global Payments, Inc.	16,700	1,587,001
MasterCard, Inc. Class A	69,890	9,868,468
PayPal Holdings, Inc. (a)	207,562	13,290,195
Square, Inc. (a)	28,200	812,442
Visa, Inc. Class A	111,140	11,696,374
		37,997,929
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	7,800	672,126
Applied Materials, Inc.	140,600	7,323,854
ASML Holding NV	2,000	342,400
Broadcom Ltd.	22,400	5,432,896
Lam Research Corp.	24,200	4,477,968
NVIDIA Corp.	39,712	7,099,314
Qualcomm, Inc.	32,200	1,669,248
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	106,600	4,002,830
Texas Instruments, Inc.	37,100	3,325,644
		34,346,280
Software - 13.2%
Activision Blizzard, Inc.	165,351	10,666,793
Adobe Systems, Inc. (a)	112,080	16,720,094
Atlassian Corp. PLC (a)	23,500	826,025
Autodesk, Inc. (a)	2,700	303,102
CDK Global, Inc.	10,800	681,372
Check Point Software Technologies Ltd. (a)	7,800	889,356
Constellation Software, Inc.	1,100	600,131
Electronic Arts, Inc. (a)	133,609	15,773,879
Intuit, Inc.	12,113	1,721,742
Micro Focus International PLC	12,900	412,617
Microsoft Corp.	187,200	13,944,528
Nintendo Co. Ltd.	1,700	626,847
Paycom Software, Inc. (a)	14,100	1,056,936
Red Hat, Inc. (a)	17,300	1,917,878
RingCentral, Inc. (a)	8,500	354,875
Salesforce.com, Inc. (a)	339,926	31,755,887
ServiceNow, Inc. (a)	6,300	740,439
Snap, Inc. Class A (a)(c)	48,886	710,802
Symantec Corp.	33,900	1,112,259
Tanium, Inc. Class B (d)(e)	23,400	116,165
Ultimate Software Group, Inc. (a)	29,751	5,640,790
Workday, Inc. Class A (a)	56,800	5,986,152
		112,558,669
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	136,441	21,028,287
Xaar PLC	24,188	144,395
		21,172,682

TOTAL INFORMATION TECHNOLOGY		374,456,509

MATERIALS - 1.7%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	4,000	604,880
DowDuPont, Inc.	60,649	4,198,730
Olin Corp.	5,000	171,250
Sherwin-Williams Co.	10,731	3,842,127
		8,816,987
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	2,000	412,460
Containers & Packaging - 0.1%
Aptargroup, Inc.	1,000	86,310
WestRock Co.	11,100	629,703
		716,013
Metals & Mining - 0.6%
B2Gold Corp. (a)	160,600	442,768
Franco-Nevada Corp.	31,700	2,455,718
Ivanhoe Mines Ltd. (a)	422,822	1,345,304
Kirkland Lake Gold Ltd.	10,000	128,872
Newcrest Mining Ltd.	23,651	389,960
Novagold Resources, Inc. (a)	54,238	221,690
		4,984,312

TOTAL MATERIALS		14,929,772

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	6,200	847,416
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)	25,900	353,276
Redfin Corp. (c)	6,000	150,540
WeWork Companies, Inc. Class A (a)(d)(e)	4,986	258,325
		762,141

TOTAL REAL ESTATE		1,609,557

TELECOMMUNICATION SERVICES - 0.6%
Wireless Telecommunication Services - 0.6%
SoftBank Corp.	10,100	819,073
T-Mobile U.S., Inc. (a)	65,200	4,020,232
		4,839,305
TOTAL COMMON STOCKS
(Cost $465,695,119)		820,956,360

Convertible Preferred Stocks - 2.4%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	4,308	452,340
Series E (a)(d)(e)	2,148	225,540
		677,880
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	174,063	1,741

TOTAL CONSUMER DISCRETIONARY		679,621

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (d)(e)	1,117	394,938
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)(e)	331,477	997,746
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)(e)	5,172	71,809
Series F (d)(e)	24,200	335,998
		407,807
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(d)(e)	62,105	394,435

TOTAL HEALTH CARE		802,242

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	4,394	593,190
Series H (d)(e)	890	120,150
		713,340
INFORMATION TECHNOLOGY - 1.7%
Internet Software & Services - 0.9%
Dropbox, Inc. Series C (a)(d)(e)	53,923	764,089
Pinterest, Inc.:
Series E, 8.00% (a)(d)(e)	318,795	2,288,659
Series F, 8.00% (a)(d)(e)	331,500	2,379,869
Series G, 8.00% (a)(d)(e)	51,970	373,097
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	36,744	1,792,087
		7,597,801
Software - 0.8%
Cloudflare, Inc. Series D 8.00% (a)(d)(e)	34,105	222,024
Delphix Corp. Series D (a)(d)(e)	27,980	147,997
Magic Leap, Inc.:
Series B, 8.00% (a)(d)(e)	231,802	6,258,654
Series C (a)(d)(e)	2,268	61,236
		6,689,911

TOTAL INFORMATION TECHNOLOGY		14,287,712

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(d)(e)	44,875	2,324,974
Series F (a)(d)(e)	2,178	112,842
		2,437,816
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (d)(e)	17,021	78,297
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $12,675,699)		20,391,712
	Principal Amount	Value

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 7/1/22(g)(h)
(Cost $146,285)	147,020	148,091
	Shares	Value

Money Market Funds - 1.6%
Fidelity Cash Central Fund, 1.09% (i)	8,644,247	8,645,976
Fidelity Securities Lending Cash Central Fund 1.10% (i)(j)	4,590,776	4,591,695
TOTAL MONEY MARKET FUNDS
(Cost $13,236,938)		13,237,671
TOTAL INVESTMENT IN SECURITIES - 100.5%
(Cost $491,754,041)		854,733,834
NET OTHER ASSETS (LIABILITIES) - (0.5)%		(3,923,701)
NET ASSETS - 100%		$850,810,133

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $855,140 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,398,076 or 2.6% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$55,999
23andMe, Inc. Series F	8/31/17	$335,998
Airbnb, Inc. Series D	4/16/14	$175,392
Airbnb, Inc. Series E	6/29/15	$199,967
Altiostar Networks, Inc. Series A1	1/10/17	$78,297
ASAC II LP	10/10/13	$17,324
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$804,171
Centennial Resource Development, Inc. Class A	12/28/16	$273,352
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$212,499
Delphix Corp. Series D	7/10/15	$251,820
Dropbox, Inc. Series C	1/30/14	$1,029,994
Magic Leap, Inc. Series B, 8.00%	10/17/14	$2,679,631
Magic Leap, Inc. Series C	12/23/15	$52,239
Mulberry Health, Inc. Series A8	1/20/16	$419,504
Oportun Finance Corp. Series H	2/6/15	$943,814
Pinterest, Inc. Series E, 8.00%	10/23/13	$926,463
Pinterest, Inc. Series F, 8.00%	5/15/14	$1,126,117
Pinterest, Inc. Series G, 8.00%	2/27/15	$373,097
Roofoods Ltd. Series F	9/12/17	$394,938
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$227,383
Space Exploration Technologies Corp. Class C	9/11/17	$12,960
Space Exploration Technologies Corp. Series G	1/20/15	$340,359
Space Exploration Technologies Corp. Series H	8/4/17	$120,150
SurveyMonkey	12/15/14	$1,036,317
Tanium, Inc. Class B	4/21/17	$116,165
TulCo LLC	8/24/17	$315,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$570,012
WeWork Companies, Inc. Class A	6/23/15	$163,987
WeWork Companies, Inc. Series E	6/23/15	$1,475,919
WeWork Companies, Inc. Series F	12/1/16	$109,319

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$35,248
Fidelity Securities Lending Cash Central Fund	169,460
Total	$204,708

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$148,166,042	$147,331,018	$155,403	$679,621
Consumer Staples	15,539,665	13,997,975	1,146,752	394,938
Energy	12,863,091	12,863,091	--	--
Financials	118,091,460	117,093,714	--	997,746
Health Care	79,172,029	77,375,913	993,874	802,242
Industrials	54,876,817	53,539,732	--	1,337,085
Information Technology	388,744,221	368,925,878	4,744,173	15,074,170
Materials	14,929,772	14,929,772	--	--
Real Estate	4,047,373	1,351,232	--	2,696,141
Telecommunication Services	4,917,602	4,020,232	819,073	78,297
Bank Loan Obligations	148,091	--	148,091	--
Money Market Funds	13,237,671	13,237,671	--	--
Total Investments in Securities:	$854,733,834	$824,666,228	$8,007,366	$22,060,240

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Equities - Information Technology
Beginning Balance	$16,182,421
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(628,401)
Cost of Purchases	116,165
Proceeds of Sales	(368,027)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(227,988)
Ending Balance	$15,074,170
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$(518,322)
Other Investments in Securities
Beginning Balance	$6,547,685
Net Realized Gain (Loss) on Investment Securities	(250,003)
Net Unrealized Gain (Loss) on Investment Securities	(263,988)
Cost of Purchases	1,352,383
Proceeds of Sales	(400,007)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$6,986,070
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$(406,111)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$22,060,240	Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Market approach	Transaction price	$4.60 - $353.57 / $47.69	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	18.9	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 7.9 / 5.1	Increase
			Discount rate	0.9% - 25.0% / 15.7%	Decrease
			Discount for lack of marketability	15.0% - 25.0% / 16.8%	Decrease
			Liquidity preference	$6.75 - $19.10 / $14.90	Increase
			Premium rate	7.5%	Increase
			Price/Earnings multiple (P/E)	13.4	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

September 30, 2017

ANIF-QTLY-1117
1.808768.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.2%
Delphi Automotive PLC	68,300	$6,721
Magna International, Inc. Class A (sub. vtg.)	941,700	50,257
		56,978
Automobiles - 1.7%
BYD Co. Ltd. (H Shares)	1,299,500	12,052
Fiat Chrysler Automobiles NV	6,473,600	115,942
Maruti Suzuki India Ltd.	3,753	458
Tesla, Inc. (a)	911,924	311,057
Toyota Motor Corp.	131,100	7,818
		447,327
Distributors - 0.1%
Pool Corp.	222,400	24,057
Diversified Consumer Services - 0.0%
Chegg, Inc. (a)	264,400	3,924
Weight Watchers International, Inc. (a)	267,060	11,630
		15,554
Hotels, Restaurants & Leisure - 1.9%
ARAMARK Holdings Corp.	5,251,200	213,251
Dunkin' Brands Group, Inc.	552,300	29,316
Hilton, Inc.	427,033	29,657
Marriott International, Inc. Class A	729,300	80,413
McDonald's Corp.	375,100	58,771
U.S. Foods Holding Corp. (a)	1,870,100	49,932
Vail Resorts, Inc.	24,627	5,618
Whitbread PLC	755,482	38,125
		505,083
Household Durables - 1.0%
D.R. Horton, Inc.	1,929,924	77,062
Mohawk Industries, Inc. (a)	250,924	62,106
NVR, Inc. (a)	23,200	66,236
PulteGroup, Inc.	67,500	1,845
Toll Brothers, Inc.	1,426,600	59,161
		266,410
Internet & Direct Marketing Retail - 6.3%
Amazon.com, Inc. (a)	1,043,540	1,003,207
ASOS PLC (a)	64,600	5,155
Blue Apron Holdings, Inc.:
Class B	888,430	4,600
Class B	222,107	1,150
Boohoo.Com PLC (a)	1,272,100	3,605
Netflix, Inc. (a)	1,884,900	341,827
Priceline Group, Inc. (a)	169,017	309,440
Start Today Co. Ltd.	414,156	13,121
Takeaway.com Holding BV (b)	121,100	5,325
Zalando SE (a)	163,200	8,178
		1,695,608
Media - 1.0%
Charter Communications, Inc. Class A (a)	307,347	111,696
Liberty Broadband Corp. Class A (a)	90,291	8,504
Liberty Global PLC Class A (a)	289,200	9,807
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	986,200	37,564
Liberty SiriusXM Series A (a)	536,080	22,462
Naspers Ltd. Class N	88,200	19,023
Sirius XM Holdings, Inc. (c)	4,042,800	22,316
Weinstein Co. Holdings LLC Class A-1 (a)(d)(e)(f)	2,267	95
WME Entertainment Parent, LLC Class A (a)(d)(e)(f)	12,765,400	31,914
		263,381
Multiline Retail - 0.4%
B&M European Value Retail S.A.	1,394,941	7,245
Dollar General Corp.	695,000	56,330
Ollie's Bargain Outlet Holdings, Inc. (a)	1,019,710	47,315
		110,890
Specialty Retail - 1.2%
AutoZone, Inc. (a)	106,634	63,459
Home Depot, Inc.	618,800	101,211
Nitori Holdings Co. Ltd.	41,000	5,863
Tiffany & Co., Inc.	788,100	72,332
TJX Companies, Inc.	1,168,074	86,122
		328,987
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	251,001	56,780
Brunello Cucinelli SpA	1,809,352	56,114
China Hongxing Sports Ltd. (a)(f)	6,000,000	254
Coach, Inc.	254,600	10,255
Hermes International SCA	77,200	38,920
Kering SA	4,400	1,753
NIKE, Inc. Class B	389,922	20,217
Under Armour, Inc. Class A (sub. vtg.) (a)(c)	914,200	15,066
		199,359

TOTAL CONSUMER DISCRETIONARY		3,913,634

CONSUMER STAPLES - 3.4%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	56,300	11,229
Kweichow Moutai Co. Ltd. (A Shares)	81,600	6,349
Molson Coors Brewing Co. Class B	923,000	75,354
Monster Beverage Corp. (a)	94,100	5,199
National Beverage Corp.	72,343	8,974
PepsiCo, Inc.	40,100	4,468
The Coca-Cola Co.	70,600	3,178
		114,751
Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	648,725	106,579
CVS Health Corp.	870,500	70,789
Kroger Co.	3,770,500	75,636
Performance Food Group Co. (a)	507,200	14,328
Wal-Mart Stores, Inc.	2,171,100	169,650
		436,982
Food Products - 0.4%
Amplify Snack Brands, Inc. (a)(c)	3,412,504	24,195
Associated British Foods PLC	1,036,892	44,365
Greencore Group PLC	6,627,923	17,425
The Kraft Heinz Co.	101,900	7,902
The Simply Good Foods Co.	261,300	3,060
		96,947
Household Products - 0.1%
Procter & Gamble Co.	191,600	17,432
Personal Products - 0.9%
Coty, Inc. Class A	2,225,600	36,789
Estee Lauder Companies, Inc. Class A	1,353,902	146,005
L'Oreal SA	223,101	47,307
Unilever NV (Certificaten Van Aandelen) (Bearer)	346,600	20,488
		250,589

TOTAL CONSUMER STAPLES		916,701

ENERGY - 5.7%
Energy Equipment & Services - 0.3%
Borr Drilling Ltd.	10,172,000	40,614
Oceaneering International, Inc.	1,798,799	47,254
		87,868
Oil, Gas & Consumable Fuels - 5.4%
Anadarko Petroleum Corp.	1,800,446	87,952
Birchcliff Energy Ltd.	2,618,400	12,696
Birchcliff Energy Ltd. (a)(b)	585,400	2,838
Cabot Oil & Gas Corp.	3,902,480	104,391
Canadian Natural Resources Ltd.	791,000	26,492
Centennial Resource Development, Inc.:
Class A	1,224,500	22,004
Class A	1,834,018	32,957
Class A (e)	555,400	9,981
Chevron Corp.	1,717,700	201,830
Cimarex Energy Co.	94,300	10,719
Concho Resources, Inc. (a)	25,680	3,383
ConocoPhillips Co.	3,290,700	164,700
Continental Resources, Inc. (a)	704,119	27,186
Diamondback Energy, Inc. (a)	905,982	88,750
EOG Resources, Inc.	565,600	54,716
Golar LNG Ltd.	1,608,700	36,373
GoviEx Uranium, Inc. (a)	851,865	133
GoviEx Uranium, Inc. (a)(b)	23,200	4
GoviEx Uranium, Inc. Class A (a)(b)	2,625,135	410
Noble Energy, Inc.	1,454,861	41,260
Phillips 66 Co.	110,500	10,123
Pioneer Natural Resources Co.	378,300	55,814
Reliance Industries Ltd.	3,032,028	36,253
Southwestern Energy Co. (a)	1,797,800	10,985
The Williams Companies, Inc.	7,912,800	237,463
Whiting Petroleum Corp. (a)(c)	2,000,000	10,920
Williams Partners LP	4,115,300	160,085
		1,450,418

TOTAL ENERGY		1,538,286

FINANCIALS - 14.6%
Banks - 8.2%
Bank Ireland Group PLC (a)	2,812,725	23,021
Bank of America Corp.	22,846,927	578,941
Citigroup, Inc.	5,247,100	381,674
First Republic Bank	650,200	67,920
HDFC Bank Ltd. sponsored ADR	1,937,472	186,714
JPMorgan Chase & Co.	2,618,400	250,083
Kotak Mahindra Bank Ltd. (a)	1,515,995	23,265
M&T Bank Corp.	255,112	41,083
Metro Bank PLC (a)	589,532	26,701
PNC Financial Services Group, Inc.	1,307,389	176,197
SunTrust Banks, Inc.	1,243,800	74,342
The Toronto-Dominion Bank	208,100	11,716
U.S. Bancorp	3,973,514	212,941
Wells Fargo & Co.	2,748,900	151,602
		2,206,200
Capital Markets - 1.3%
Bank of New York Mellon Corp.	299,000	15,853
Brighthouse Financial, Inc.	95,527	5,808
CBOE Holdings, Inc.	115,700	12,453
Charles Schwab Corp.	961,800	42,069
CME Group, Inc.	145,000	19,674
Goldman Sachs Group, Inc.	57,400	13,615
IntercontinentalExchange, Inc.	263,200	18,082
KKR & Co. LP	2,607,228	53,005
MarketAxess Holdings, Inc.	23,900	4,410
Morgan Stanley	1,560,680	75,178
MSCI, Inc.	260,209	30,418
S&P Global, Inc.	148,090	23,148
St. James's Place Capital PLC	109,900	1,688
The NASDAQ OMX Group, Inc.	421,400	32,688
		348,089
Diversified Financial Services - 2.3%
Berkshire Hathaway, Inc. Class A (a)	2,240	615,418
Insurance - 2.8%
Admiral Group PLC	411,269	10,013
AIA Group Ltd.	8,224,200	60,642
American International Group, Inc.	2,618,600	160,756
Arch Capital Group Ltd. (a)	451,800	44,502
Chubb Ltd.	1,970,588	280,907
Fairfax Financial Holdings Ltd. (sub. vtg.)	67,300	35,023
FNF Group	2,216,500	105,195
MetLife, Inc.	1,050,800	54,589
		751,627
Thrifts & Mortgage Finance - 0.0%
Radian Group, Inc.	431,690	8,068

TOTAL FINANCIALS		3,929,402

HEALTH CARE - 10.6%
Biotechnology - 1.9%
AbbVie, Inc.	179,000	15,906
Agios Pharmaceuticals, Inc. (a)	828,962	55,333
Amgen, Inc.	636,999	118,768
Axovant Sciences Ltd. (a)	308,534	2,123
Celgene Corp. (a)	481,700	70,241
Epizyme, Inc. (a)	111,700	2,128
Exelixis, Inc. (a)	90,500	2,193
FibroGen, Inc. (a)	301,803	16,237
Genmab A/S (a)	153,802	33,954
Gilead Sciences, Inc.	620,500	50,273
Insmed, Inc. (a)	178,000	5,555
Intrexon Corp. (a)(c)	794,681	15,107
Neurocrine Biosciences, Inc. (a)	174,760	10,709
Olivo Labs (e)(f)	630,333	296
Portola Pharmaceuticals, Inc. (a)	111,200	6,008
Regeneron Pharmaceuticals, Inc. (a)	103,800	46,411
Spark Therapeutics, Inc. (a)	40,400	3,602
Vertex Pharmaceuticals, Inc. (a)	407,100	61,895
		516,739
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	730,300	45,826
Becton, Dickinson & Co.	398,400	78,066
Boston Scientific Corp. (a)	8,777,324	256,035
C.R. Bard, Inc.	117,038	37,511
Danaher Corp.	640,300	54,925
DexCom, Inc. (a)	1,072,967	52,495
I-Pulse, Inc. (a)(f)	58,562	305
Intuitive Surgical, Inc. (a)	85,800	89,737
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	119,700	4,932
Penumbra, Inc. (a)	58,300	5,264
ResMed, Inc.	33,728	2,596
		627,692
Health Care Providers & Services - 2.8%
Aetna, Inc.	116,900	18,588
Henry Schein, Inc. (a)	1,844,862	151,260
Humana, Inc.	129,600	31,574
UnitedHealth Group, Inc.	2,500,600	489,743
Universal Health Services, Inc. Class B	500,200	55,492
		746,657
Health Care Technology - 0.4%
Castlight Health, Inc. (a)	1,325,100	5,698
Cerner Corp. (a)	768,530	54,812
Medidata Solutions, Inc. (a)	190,476	14,869
Veeva Systems, Inc. Class A (a)	323,100	18,226
		93,605
Life Sciences Tools & Services - 2.8%
Agilent Technologies, Inc.	1,555,020	99,832
Eurofins Scientific SA	467,984	295,693
Mettler-Toledo International, Inc. (a)	345,477	216,324
PRA Health Sciences, Inc. (a)	151,300	11,525
Thermo Fisher Scientific, Inc.	579,569	109,654
Waters Corp. (a)	130,791	23,480
		756,508
Pharmaceuticals - 0.4%
GlaxoSmithKline PLC	3,932,300	78,609
Johnson & Johnson	107,400	13,963
Sanofi SA	172,816	17,203
Teva Pharmaceutical Industries Ltd. sponsored ADR	232,600	4,094
		113,869

TOTAL HEALTH CARE		2,855,070

INDUSTRIALS - 8.0%
Aerospace & Defense - 2.0%
General Dynamics Corp.	961,900	197,747
Northrop Grumman Corp.	648,554	186,602
Raytheon Co.	64,800	12,090
Space Exploration Technologies Corp.:
Class A (a)(e)(f)	247,745	33,446
Class C (e)(f)	4,546	614
Spirit AeroSystems Holdings, Inc. Class A	22,400	1,741
Teledyne Technologies, Inc. (a)	255,400	40,655
The Boeing Co.	171,900	43,699
TransDigm Group, Inc.	120,572	30,824
		547,418
Air Freight & Logistics - 0.8%
C.H. Robinson Worldwide, Inc.	854,200	65,005
Expeditors International of Washington, Inc.	573,843	34,350
FedEx Corp.	445,310	100,453
XPO Logistics, Inc. (a)	386,000	26,163
		225,971
Airlines - 1.2%
Ryanair Holdings PLC sponsored ADR (a)	1,905,240	200,850
Southwest Airlines Co.	1,942,000	108,713
		309,563
Building Products - 1.1%
A.O. Smith Corp.	197,090	11,713
Fortune Brands Home & Security, Inc.	1,291,528	86,829
Jeld-Wen Holding, Inc.	306,600	10,890
Masco Corp.	1,796,400	70,078
Toto Ltd.	2,892,900	121,860
		301,370
Commercial Services & Supplies - 0.4%
Cintas Corp.	145,076	20,932
KAR Auction Services, Inc.	990,600	47,291
Novus Holdings Ltd.	30,506	15
Stericycle, Inc. (a)	439,500	31,477
TulCo LLC (d)(e)(f)	17,377	6,082
		105,797
Electrical Equipment - 0.2%
Fortive Corp.	858,034	60,740
Industrial Conglomerates - 0.2%
3M Co.	230,900	48,466
General Electric Co.	63,200	1,528
		49,994
Machinery - 0.8%
Deere & Co.	278,800	35,014
Illinois Tool Works, Inc.	244,400	36,161
Ingersoll-Rand PLC	253,100	22,569
PACCAR, Inc.	306,400	22,165
Parker Hannifin Corp.	118,100	20,670
Pentair PLC	535,700	36,406
Rational AG	55,300	38,052
WABCO Holdings, Inc. (a)	11,700	1,732
Xylem, Inc.	28,300	1,772
		214,541
Professional Services - 0.4%
Equifax, Inc.	404,004	42,820
IHS Markit Ltd. (a)	190,734	8,408
Manpower, Inc.	28,100	3,311
Recruit Holdings Co. Ltd.	371,800	8,052
TransUnion Holding Co., Inc. (a)	803,862	37,991
		100,582
Road & Rail - 0.3%
CSX Corp.	759,800	41,227
Genesee & Wyoming, Inc. Class A (a)	556,500	41,187
		82,414
Trading Companies & Distributors - 0.6%
Air Lease Corp.:
Class A (b)	320,800	13,672
Class A	933,411	39,782
HD Supply Holdings, Inc. (a)	146,509	5,285
United Rentals, Inc. (a)	753,800	104,582
		163,321

TOTAL INDUSTRIALS		2,161,711

INFORMATION TECHNOLOGY - 32.9%
Communications Equipment - 1.0%
Arista Networks, Inc. (a)	339,904	64,449
Cisco Systems, Inc.	5,930,300	199,436
Harris Corp.	13,100	1,725
		265,610
Electronic Equipment & Components - 2.2%
Amphenol Corp. Class A	5,425,769	459,237
CDW Corp.	1,325,928	87,511
IPG Photonics Corp. (a)	292,376	54,107
Keyence Corp.	3,000	1,593
		602,448
Internet Software & Services - 11.1%
Akamai Technologies, Inc. (a)	1,215,000	59,195
Alibaba Group Holding Ltd. sponsored ADR (a)	418,200	72,227
Alphabet, Inc.:
Class A (a)	893,354	869,877
Class C (a)	302,798	290,417
Cloudera, Inc.	312,284	4,931
Dropbox, Inc. Class B (a)(e)(f)	1,289,836	16,136
eBay, Inc. (a)	1,038,800	39,952
Endurance International Group Holdings, Inc. (a)	2,751,910	22,566
Facebook, Inc. Class A (a)	8,184,259	1,398,445
GoDaddy, Inc. (a)	1,283,800	55,858
LogMeIn, Inc.	315,744	34,748
New Relic, Inc. (a)	84,400	4,203
Nutanix, Inc. Class B (b)	783,938	17,552
Okta, Inc. (c)	55,500	1,566
Shopify, Inc. Class A (a)	77,800	9,049
Stamps.com, Inc. (a)	9,600	1,945
SurveyMonkey (a)(e)(f)	2,069,881	20,782
Tencent Holdings Ltd.	1,396,700	61,065
Twilio, Inc. Class A (a)(c)	527,640	15,750
Zpg PLC	468,700	2,272
		2,998,536
IT Services - 5.6%
Accenture PLC Class A	186,140	25,142
ASAC II LP (a)(e)(f)	9,408,021	1,581
CSRA, Inc.	349,000	11,262
Fidelity National Information Services, Inc.	416,230	38,872
First Data Corp. Class A (a)	9,819,903	177,151
Fiserv, Inc. (a)	981,357	126,556
FleetCor Technologies, Inc. (a)	183,100	28,338
Global Payments, Inc.	273,000	25,943
Leidos Holdings, Inc.	1,141,100	67,576
MasterCard, Inc. Class A	696,848	98,395
PayPal Holdings, Inc. (a)	5,541,221	354,804
Square, Inc. (a)	490,600	14,134
Total System Services, Inc.	245,226	16,062
Visa, Inc. Class A	4,837,667	509,116
		1,494,932
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	153,900	13,262
Applied Materials, Inc.	2,298,400	119,724
Broadcom Ltd.	475,786	115,397
KLA-Tencor Corp.	292,000	30,952
Lam Research Corp.	546,141	101,058
NVIDIA Corp.	693,300	123,941
Qualcomm, Inc.	1,628,900	84,442
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	863,300	32,417
Texas Instruments, Inc.	647,239	58,019
		679,212
Software - 8.8%
Activision Blizzard, Inc.	6,664,434	429,923
Adobe Systems, Inc. (a)	2,595,686	387,224
ANSYS, Inc. (a)	402,900	49,448
Atlassian Corp. PLC (a)	438,750	15,422
CDK Global, Inc.	191,394	12,075
Check Point Software Technologies Ltd. (a)	125,700	14,332
Constellation Software, Inc.	18,700	10,202
Electronic Arts, Inc. (a)	1,885,600	222,614
Intuit, Inc.	367,500	52,236
Micro Focus International PLC	246,800	7,894
Microsoft Corp.	7,000,331	521,455
Nintendo Co. Ltd.	30,500	11,246
Paycom Software, Inc. (a)	234,481	17,577
Red Hat, Inc. (a)	300,268	33,288
Salesforce.com, Inc. (a)	4,062,700	379,537
Snap, Inc. Class A (a)(c)	918,143	13,350
Symantec Corp.	469,100	15,391
Tanium, Inc. Class B (e)(f)	692,100	3,436
Trion World, Inc. (a)(e)(f)	702,569	0
Trion World, Inc. warrants 10/3/18 (a)(e)(f)	27,981	0
Ultimate Software Group, Inc. (a)	420,603	79,746
Workday, Inc. Class A (a)	951,102	100,237
		2,376,633
Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	2,772,754	427,337
Samsung Electronics Co. Ltd.	8,148	18,244
		445,581

TOTAL INFORMATION TECHNOLOGY		8,862,952

MATERIALS - 2.1%
Chemicals - 0.9%
Air Products & Chemicals, Inc.	227,100	34,342
DowDuPont, Inc.	1,011,200	70,005
Olin Corp.	95,400	3,267
Potash Corp. of Saskatchewan, Inc.	1,809,300	34,830
Sherwin-Williams Co.	232,600	83,280
The Chemours Co. LLC	319,400	16,165
		241,889
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	111,434	22,981
Containers & Packaging - 0.1%
WestRock Co.	405,118	22,982
Metals & Mining - 1.0%
B2Gold Corp. (a)	32,219,132	88,827
Franco-Nevada Corp.	1,350,761	104,640
Ivanhoe Mines Ltd. (a)	7,926,900	25,221
Kirkland Lake Gold Ltd.	234,352	3,020
Newcrest Mining Ltd.	2,598,575	42,846
Novagold Resources, Inc. (a)(c)	3,369,572	13,773
		278,327

TOTAL MATERIALS		566,179

REAL ESTATE - 0.8%
Equity Real Estate Investment Trusts (REITs) - 0.4%
American Tower Corp.	851,475	116,380
Real Estate Management & Development - 0.4%
Five Point Holdings LLC Class A (a)	552,300	7,533
Realogy Holdings Corp.	2,627,600	86,579
Redfin Corp. (c)	122,539	3,075
		97,187

TOTAL REAL ESTATE		213,567

TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Verizon Communications, Inc.	2,679,200	132,594
Wireless Telecommunication Services - 0.4%
SoftBank Corp.	176,300	14,297
T-Mobile U.S., Inc. (a)	1,329,300	81,965
		96,262

TOTAL TELECOMMUNICATION SERVICES		228,856

UTILITIES - 1.6%
Electric Utilities - 1.6%
Alliant Energy Corp.	1,739,000	72,290
Duke Energy Corp.	1,073,400	90,080
Exelon Corp.	2,076,800	78,233
IDACORP, Inc.	400,000	35,172
Southern Co.	1,079,600	53,052
Xcel Energy, Inc.	1,942,200	91,905
		420,732
TOTAL COMMON STOCKS
(Cost $15,565,784)		25,607,090

Preferred Stocks - 1.4%
Convertible Preferred Stocks - 1.1%
CONSUMER DISCRETIONARY - 0.1%
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(e)(f)	7,091,632	71
Leisure Products - 0.1%
Peloton Interactive, Inc. Series E (e)(f)	692,463	15,000
TOTAL CONSUMER DISCRETIONARY		15,071
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (e)(f)	21,314	7,536
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(e)(f)	10,791,166	32,481
HEALTH CARE - 0.2%
Biotechnology - 0.2%
23andMe, Inc.:
Series E (a)(e)(f)	166,247	2,308
Series F (e)(f)	462,756	6,425
Intarcia Therapeutics, Inc. Series CC (a)(e)(f)	516,522	30,991
		39,724
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(e)(f)	1,159,721	7,366
TOTAL HEALTH CARE		47,090
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(e)(f)	145,254	19,609
Series H (e)(f)	42,094	5,683
		25,292
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.6%
Dropbox, Inc.:
Series A (a)(e)(f)	299,518	3,747
Series C (a)(e)(f)	161,770	2,292
Pinterest, Inc.:
Series E, 8.00% (a)(e)(f)	13,203,155	94,787
Series F, 8.00% (a)(e)(f)	8,808,645	63,238
Series G, 8.00% (a)(e)(f)	1,676,465	12,035
		176,099
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(e)(f)	37,192	1,927

TOTAL CONVERTIBLE PREFERRED STOCKS		305,496

Nonconvertible Preferred Stocks - 0.3%
CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Porsche Automobil Holding SE (Germany)	750,798	48,007
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Sartorius AG (non-vtg.)	357,200	34,145

TOTAL NONCONVERTIBLE PREFERRED STOCKS		82,152

TOTAL PREFERRED STOCKS
(Cost $285,503)		387,648
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.1%
Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 12% 10/10/19 pay-in-kind (e)(f)(g)	281	111
Nonconvertible Bonds - 0.1%
ENERGY - 0.1%
Energy Equipment & Services - 0.1%
Pacific Drilling SA 5.375% 6/1/20 (b)	39,145	13,505
TOTAL CORPORATE BONDS
(Cost $26,968)		13,616
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f)
(Cost $50,430)	50,430,153	38,831

Money Market Funds - 3.5%
Fidelity Cash Central Fund, 1.09%(h)	864,360,406	864,533
Fidelity Securities Lending Cash Central Fund 1.10%(h)(i)	65,933,701	65,947
TOTAL MONEY MARKET FUNDS
(Cost $930,433)		930,480
TOTAL INVESTMENT IN SECURITIES - 100.2%
(Cost $16,859,118)		26,977,665
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(42,893)
NET ASSETS - 100%		$26,934,772

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $53,306,000 or 0.2% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $468,801,000 or 1.7% of net assets.

 (f) Level 3 instrument

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
ASAC II LP	10/10/13	$725
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$32,763
Centennial Resource Development, Inc. Class A	12/28/16	$8,076
Dropbox, Inc. Class B	5/2/12	$11,672
Dropbox, Inc. Series A	5/29/12	$2,710
Dropbox, Inc. Series C	1/30/14	$3,090
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Mulberry Health, Inc. Series A8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Oportun Finance Corp. Series H	2/6/15	$30,726
Peloton Interactive, Inc. Series E	3/31/17	$15,000
Pinterest, Inc. Series E, 8.00%	10/23/13	$38,370
Pinterest, Inc. Series F, 8.00%	5/15/14	$29,923
Pinterest, Inc. Series G, 8.00%	2/27/15	$12,035
Roofoods Ltd. Series F	9/12/17	$7,536
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$25,597
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
SurveyMonkey	12/15/14	$34,050
Tanium, Inc. Class B	4/21/17	$3,436
Trion World, Inc.	8/22/08 - 3/20/13	$3,834
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 4/10/17	$281
TulCo LLC	8/24/17	$6,082
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$50,430
Weinstein Co. Holdings LLC Class A-1	10/19/05	$2,299
WeWork Companies, Inc. Series F	12/1/16	$1,867
WME Entertainment Parent, LLC Class A	8/16/16	$25,816

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$4,026
Fidelity Securities Lending Cash Central Fund	2,912
Total	$6,938

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Amplify Snack Brands, Inc.	$33,334	$1,860	$3,917	$--	$(5,198)	$(1,884)	$--
Total	$33,334	$1,860	$3,917	$--	$(5,198)	$(1,884)	$--

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$3,976,712	$3,923,628	$5,750	$47,334
Consumer Staples	924,237	848,906	67,795	7,536
Energy	1,538,286	1,538,286	--	--
Financials	3,961,883	3,929,402	--	32,481
Health Care	2,936,305	2,792,802	95,812	47,691
Industrials	2,187,003	2,121,569	--	65,434
Information Technology	9,039,051	8,743,775	77,242	218,034
Materials	566,179	566,179	--	--
Real Estate	215,494	213,567	--	1,927
Telecommunication Services	228,856	214,559	14,297	--
Utilities	420,732	420,732	--	--
Corporate Bonds	13,616	--	13,505	111
Other	38,831	--	--	38,831
Money Market Funds	930,480	930,480	--	--
Total Investments in Securities:	$26,977,665	$26,243,885	$274,401	$459,379

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$482,803
Net Realized Gain (Loss) on Investment Securities	(15,517)
Net Unrealized Gain (Loss) on Investment Securities	(31,725)
Cost of Purchases	76,655
Proceeds of Sales	(48,672)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(4,165)
Ending Balance	$459,379
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$(45,832)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$111	Recovery value	Recovery value	39.5%	Increase
Equities	$420,437	Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Market approach	Transaction price	$2.50 - $353.57 / $48.21	Increase
			Discount rate	0.5% - 39.0% / 21.5%	Decrease
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	18.9	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 6.3 / 4.9	Increase
			Transaction price	$60.00	Increase
			Discount rate	0.9% - 50.0% / 15.7%	Decrease
			Discount for lack of marketability	15.0% - 30.0% / 15.6%	Decrease
			Liquidity preference	$6.75 - $19.10 / $11.55	Increase
			Price/Earnings multiple (P/E)	13.4	Increase
		Book value	Book value multiple	1.0	Increase
Other	$38,831	Market approach	Transaction price	$77.00	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Contrafund®

September 30, 2017

CON-QTLY-1117
1.807733.113

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.4%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.0%
Delphi Automotive PLC	468,000	$46,051
Automobiles - 1.9%
BYD Co. Ltd. (H Shares) (a)	7,663,500	71,076
General Motors Co.	1,743,033	70,384
Guangzhou Automobile Group Co. Ltd. (H Shares)	5,194,000	12,022
Mahindra & Mahindra Ltd.	4,327,351	83,105
Maruti Suzuki India Ltd.	1,533,074	187,279
Tesla, Inc. (a)(b)	5,335,082	1,819,796
Toyota Motor Corp.	573,300	34,187
		2,277,849
Diversified Consumer Services - 0.1%
Chegg, Inc. (b)	1,144,000	16,977
Weight Watchers International, Inc. (b)	2,031,092	88,454
		105,431
Hotels, Restaurants & Leisure - 1.3%
Churchill Downs, Inc.	74,874	15,439
Hilton, Inc.	2,683,626	186,378
Marriott International, Inc. Class A	5,166,633	569,673
McDonald's Corp.	2,654,275	415,872
Starbucks Corp.	5,058,482	271,691
Vail Resorts, Inc.	173,336	39,541
		1,498,594
Household Durables - 0.2%
Mohawk Industries, Inc. (b)	1,196,147	296,058
Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc. (b)	5,369,615	5,162,079
ASOS PLC (b)	441,273	35,212
Blue Apron Holdings, Inc.:
Class B	3,463,673	17,933
Class B	865,918	4,483
Boohoo.Com PLC (b)	6,918,381	19,607
Netflix, Inc. (b)	9,847,696	1,785,880
Priceline Group, Inc. (b)	700,837	1,283,106
Start Today Co. Ltd.	2,842,300	90,049
Takeaway.com Holding BV (c)	832,300	36,598
Zalando SE (b)	1,007,979	50,512
		8,485,459
Media - 1.7%
Charter Communications, Inc. Class A (b)	1,762,002	640,347
Liberty Broadband Corp.:
Class A (b)	312,720	29,452
Class C (b)	763,950	72,804
Liberty Global PLC Class A (b)	2,028,400	68,783
Liberty Media Corp.:
Liberty Formula One Group Series C (b)	7,634,001	290,779
Liberty SiriusXM Series C (b)	5,156,035	215,883
Naspers Ltd. Class N	422,700	91,167
Sirius XM Holdings, Inc. (a)	24,927,284	137,599
The Walt Disney Co.	4,158,577	409,911
Weinstein Co. Holdings LLC Class A-1 (b)(d)(e)(f)	41,234	1,729
		1,958,454
Multiline Retail - 0.1%
B&M European Value Retail S.A.	11,020,502	57,239
Ollie's Bargain Outlet Holdings, Inc. (b)	1,783,255	82,743
		139,982
Specialty Retail - 1.2%
Home Depot, Inc.	4,829,833	789,967
Nitori Holdings Co. Ltd.	343,800	49,160
TJX Companies, Inc.	8,125,731	599,110
		1,438,237
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	1,729,823	391,313
Canada Goose Holdings, Inc. (a)	227,400	4,675
Coach, Inc.	1,761,500	70,953
Kering SA	30,100	11,991
NIKE, Inc. Class B	5,925,418	307,233
		786,165

TOTAL CONSUMER DISCRETIONARY		17,032,280

CONSUMER STAPLES - 2.5%
Beverages - 0.3%
Constellation Brands, Inc. Class A (sub. vtg.)	395,351	78,853
Kweichow Moutai Co. Ltd. (A Shares)	580,700	45,179
Monster Beverage Corp. (b)	652,800	36,067
National Beverage Corp.	417,242	51,759
PepsiCo, Inc.	291,100	32,437
The Coca-Cola Co.	3,582,400	161,244
		405,539
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	1,270,070	208,660
Performance Food Group Co. (b)	2,792,600	78,891
Sysco Corp.	956,800	51,619
Wal-Mart Stores, Inc.	695,527	54,348
		393,518
Food Products - 0.1%
Associated British Foods PLC	1,304,688	55,823
The Kraft Heinz Co.	1,180,337	91,535
The Simply Good Foods Co.	1,475,200	17,275
		164,633
Household Products - 0.9%
Colgate-Palmolive Co.	12,016,263	875,385
Procter & Gamble Co.	1,322,300	120,303
		995,688
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	8,028,728	865,818
L'Oreal SA (b)	235,758	50,128
Unilever NV (Certificaten Van Aandelen) (Bearer)	2,468,900	145,939
		1,061,885

TOTAL CONSUMER STAPLES		3,021,263

ENERGY - 1.4%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	141,784	9,891
Oil, Gas & Consumable Fuels - 1.4%
Birchcliff Energy Ltd. (g)	20,721,984	100,475
Birchcliff Energy Ltd. (b)(c)(g)	686,127	3,327
Canadian Natural Resources Ltd.	4,671,800	156,469
Centennial Resource Development, Inc.:
Class A (g)	5,188,000	93,228
Class A (a)(g)	10,182,280	182,976
Class A (e)(g)	2,340,926	42,066
Continental Resources, Inc. (b)	4,519,858	174,512
Diamondback Energy, Inc. (b)	1,494,695	146,420
EOG Resources, Inc.	4,468,795	432,311
Growmax Resources Corp. (b)(c)	3,495,563	322
Phillips 66 Co.	757,700	69,413
Reliance Industries Ltd.	21,956,140	262,526
		1,664,045

TOTAL ENERGY		1,673,936

FINANCIALS - 17.3%
Banks - 9.2%
Bank Ireland Group PLC (b)	20,286,614	166,039
Bank of America Corp.	64,257,870	1,628,294
Citigroup, Inc.	33,632,246	2,446,410
HDFC Bank Ltd. sponsored ADR	6,944,730	669,264
JPMorgan Chase & Co.	19,576,996	1,869,799
Kotak Mahindra Bank Ltd. (b)	11,135,666	170,888
M&T Bank Corp.	1,786,042	287,624
Metro Bank PLC (a)(b)(g)	6,034,422	273,311
PNC Financial Services Group, Inc.	2,229,900	300,524
The Toronto-Dominion Bank	1,447,400	81,491
U.S. Bancorp	14,678,693	786,631
Wells Fargo & Co.	38,860,038	2,143,131
		10,823,406
Capital Markets - 1.8%
Bank of New York Mellon Corp.	2,087,000	110,653
BlackRock, Inc. Class A	426,629	190,742
CBOE Holdings, Inc.	822,400	88,515
Charles Schwab Corp.	7,105,600	310,799
CME Group, Inc.	1,009,000	136,901
Goldman Sachs Group, Inc.	320,700	76,067
IntercontinentalExchange, Inc.	2,062,510	141,694
MarketAxess Holdings, Inc.	95,000	17,528
Morgan Stanley	10,304,600	496,373
MSCI, Inc.	1,594,202	186,362
Oaktree Capital Group LLC Class A	2,380,372	111,997
S&P Global, Inc.	1,719,477	268,771
St. James's Place Capital PLC	1,572,600	24,149
		2,160,551
Diversified Financial Services - 5.1%
Berkshire Hathaway, Inc. Class A (b)	21,849	6,002,794
Insurance - 1.2%
Admiral Group PLC	3,149,388	76,681
AIA Group Ltd.	9,997,600	73,719
American International Group, Inc.	176,000	10,805
Chubb Ltd.	6,984,090	995,582
Fairfax Financial Holdings Ltd. (sub. vtg.)	183,632	95,562
Marsh & McLennan Companies, Inc.	2,273,495	190,542
		1,442,891

TOTAL FINANCIALS		20,429,642

HEALTH CARE - 10.2%
Biotechnology - 2.6%
AbbVie, Inc.	1,227,388	109,066
Agios Pharmaceuticals, Inc. (b)	1,076,187	71,835
Amgen, Inc.	1,621,689	302,364
Axovant Sciences Ltd. (b)	1,218,175	8,381
Celgene Corp. (b)	3,395,829	495,180
Epizyme, Inc. (b)	548,900	10,457
Exelixis, Inc. (b)	1,887,959	45,745
FibroGen, Inc. (b)	2,167,148	116,593
Genmab A/S (b)	988,994	218,337
Gilead Sciences, Inc.	6,649,335	538,729
Insmed, Inc. (b)	1,002,293	31,282
Intrexon Corp. (a)(b)	2,913,514	55,386
NantKwest, Inc. (b)	1,028,649	5,637
Neurocrine Biosciences, Inc. (b)	3,072,406	188,277
Opko Health, Inc. (a)(b)	471,044	3,231
OvaScience, Inc. (b)	1,470,424	2,088
Portola Pharmaceuticals, Inc. (b)	807,600	43,635
Regeneron Pharmaceuticals, Inc. (b)	753,784	337,032
Spark Therapeutics, Inc. (b)	292,100	26,044
Vertex Pharmaceuticals, Inc. (b)	3,056,777	464,752
		3,074,051
Health Care Equipment & Supplies - 2.1%
Baxter International, Inc.	4,908,600	308,015
Becton, Dickinson & Co.	739,146	144,836
Boston Scientific Corp. (b)	38,218,758	1,114,841
C.R. Bard, Inc.	247,757	79,406
Danaher Corp.	1,393,251	119,513
DexCom, Inc. (b)	1,437,143	70,312
Intuitive Surgical, Inc. (b)	433,632	453,527
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	772,900	31,843
Penumbra, Inc. (b)	482,189	43,542
ResMed, Inc.	443,825	34,157
Stryker Corp.	948,588	134,718
		2,534,710
Health Care Providers & Services - 3.4%
Aetna, Inc.	846,800	134,650
Anthem, Inc.	122,018	23,169
HealthEquity, Inc. (b)	1,545,265	78,160
Henry Schein, Inc. (b)	5,940,660	487,075
Humana, Inc.	914,300	222,751
UnitedHealth Group, Inc.	15,599,845	3,055,230
		4,001,035
Health Care Technology - 0.2%
Medidata Solutions, Inc. (b)	1,367,303	106,732
NantHealth, Inc. (b)	8,854	36
Veeva Systems, Inc. Class A (b)	2,013,865	113,602
		220,370
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	934,384	59,987
Eurofins Scientific SA	81,895	51,745
Mettler-Toledo International, Inc. (b)(g)	1,776,656	1,112,471
PRA Health Sciences, Inc. (b)	842,173	64,148
Thermo Fisher Scientific, Inc.	1,444,213	273,245
Waters Corp. (b)	339,021	60,861
		1,622,457
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	3,210,131	204,614
Johnson & Johnson	679,500	88,342
Novartis AG sponsored ADR	1,115,200	95,740
Sanofi SA	1,198,641	119,321
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,528,200	26,896
		534,913

TOTAL HEALTH CARE		11,987,536

INDUSTRIALS - 6.1%
Aerospace & Defense - 1.0%
General Dynamics Corp.	1,130,249	232,357
Northrop Grumman Corp.	1,276,343	367,229
Raytheon Co.	1,161,000	216,619
Space Exploration Technologies Corp.:
Class A (b)(e)(f)	295,578	39,903
Class C (e)(f)	12,991	1,754
Spirit AeroSystems Holdings, Inc. Class A	162,200	12,606
The Boeing Co.	1,228,400	312,272
		1,182,740
Air Freight & Logistics - 0.4%
FedEx Corp.	1,465,486	330,584
XPO Logistics, Inc. (b)	2,492,047	168,911
		499,495
Airlines - 1.1%
Ryanair Holdings PLC sponsored ADR (b)	5,414,976	570,847
Southwest Airlines Co.	12,479,205	698,586
		1,269,433
Building Products - 0.7%
A.O. Smith Corp.	1,014,370	60,284
Fortune Brands Home & Security, Inc.	1,260,982	84,776
Jeld-Wen Holding, Inc.	1,916,290	68,067
Masco Corp.	11,721,099	457,240
Toto Ltd.	2,691,300	113,368
		783,735
Commercial Services & Supplies - 0.1%
Cintas Corp.	872,279	125,852
Novus Holdings Ltd.	146,203	71
TulCo LLC (d)(e)(f)	120,100	42,035
		167,958
Electrical Equipment - 0.4%
AMETEK, Inc.	167,500	11,062
Fortive Corp.	5,989,855	424,022
		435,084
Industrial Conglomerates - 0.7%
3M Co.	3,643,223	764,713
General Electric Co.	461,600	11,161
		775,874
Machinery - 0.8%
Deere & Co.	1,985,900	249,409
Illinois Tool Works, Inc.	1,401,335	207,342
Ingersoll-Rand PLC	1,836,200	163,734
PACCAR, Inc.	1,631,680	118,036
Parker Hannifin Corp.	834,500	146,054
Rational AG	40,060	27,565
WABCO Holdings, Inc. (b)	77,300	11,440
Xylem, Inc.	515,227	32,269
		955,849
Professional Services - 0.5%
Equifax, Inc.	2,256,226	239,137
IHS Markit Ltd. (b)	1,036,090	45,671
Manpower, Inc.	208,019	24,509
Recruit Holdings Co. Ltd.	2,585,900	56,004
RELX PLC	565,200	12,398
TransUnion Holding Co., Inc. (b)	4,516,023	213,427
		591,146
Road & Rail - 0.3%
CSX Corp.	6,531,398	354,394
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A (c)	1,435,064	61,162
HD Supply Holdings, Inc. (b)	1,417,033	51,112
Univar, Inc. (b)	1,125,360	32,557
		144,831

TOTAL INDUSTRIALS		7,160,539

INFORMATION TECHNOLOGY - 42.9%
Communications Equipment - 0.4%
Applied Optoelectronics, Inc. (a)(b)	351,600	22,738
Arista Networks, Inc. (b)	2,040,440	386,888
Harris Corp.	85,900	11,311
		420,937
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A (g)	23,432,018	1,983,286
CDW Corp.	2,846,499	187,869
Coherent, Inc. (b)	265,201	62,367
IPG Photonics Corp. (b)	33,090	6,124
Keyence Corp.	19,700	10,461
		2,250,107
Internet Software & Services - 15.5%
Alibaba Group Holding Ltd. sponsored ADR (b)	3,045,081	525,916
Alphabet, Inc.:
Class A (b)	4,227,217	4,116,126
Class C (b)	3,880,625	3,721,946
Cloudera, Inc.	1,316,883	20,792
Dropbox, Inc. Class B (b)(e)(f)	5,464,028	68,355
eBay, Inc. (b)	6,978,484	268,392
Facebook, Inc. Class A (b)	50,411,084	8,613,743
LogMeIn, Inc.	1,595,860	175,624
New Relic, Inc. (b)	555,612	27,669
Nutanix, Inc. Class B (c)	3,060,752	68,530
Okta, Inc. (a)	277,594	7,831
Q2 Holdings, Inc. (b)	80,435	3,350
Rightmove PLC	275,357	14,925
Shopify, Inc. Class A (b)	349,418	40,639
Stamps.com, Inc. (b)	67,816	13,743
Tencent Holdings Ltd.	10,925,800	477,684
Twilio, Inc. Class A (a)(b)	1,547,714	46,199
Zpg PLC	1,915,500	9,284
		18,220,748
IT Services - 6.1%
Accenture PLC Class A	1,128,284	152,397
ASAC II LP (b)(e)(f)	39,494,500	6,635
Black Knight Financial Services, Inc. Class A (a)(b)	107,996	4,649
CSRA, Inc.	2,419,400	78,074
Fiserv, Inc. (b)	3,277,565	422,675
Global Payments, Inc.	2,053,121	195,108
Leidos Holdings, Inc.	179,373	10,622
MasterCard, Inc. Class A	11,767,059	1,661,509
PayPal Holdings, Inc. (b)	25,554,553	1,636,258
Square, Inc. (b)	3,596,700	103,621
Visa, Inc. Class A	27,676,697	2,912,696
		7,184,244
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	819,711	70,634
Applied Materials, Inc.	16,485,718	858,741
ASML Holding NV	210,100	35,969
Broadcom Ltd.	4,204,070	1,019,655
Lam Research Corp.	4,640,548	858,687
NVIDIA Corp.	4,743,832	848,055
Qualcomm, Inc.	3,878,887	201,082
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	9,744,905	365,921
Texas Instruments, Inc.	4,490,004	402,484
		4,661,228
Software - 11.4%
Activision Blizzard, Inc.	35,788,402	2,308,710
Adobe Systems, Inc. (b)	13,206,287	1,970,114
Atlassian Corp. PLC (b)	2,420,672	85,087
Autodesk, Inc. (b)	196,360	22,043
CDK Global, Inc.	1,281,660	80,860
Check Point Software Technologies Ltd. (b)	841,004	95,891
Constellation Software, Inc.	133,400	72,780
Electronic Arts, Inc. (b)	9,893,665	1,168,046
Intuit, Inc.	551,724	78,422
Micro Focus International PLC	1,717,300	54,929
Microsoft Corp.	42,243,403	3,146,711
Nintendo Co. Ltd.	234,700	86,542
Paycom Software, Inc. (b)	1,632,088	122,341
Red Hat, Inc. (b)	1,971,683	218,581
RingCentral, Inc. (b)	886,648	37,018
Salesforce.com, Inc. (b)	27,155,436	2,536,861
ServiceNow, Inc. (b)	856,285	100,639
Snap, Inc. Class A (a)(b)	6,310,527	91,755
Symantec Corp.	3,508,950	115,129
Tanium, Inc. Class B (e)(f)	2,944,100	14,615
Trion World, Inc. (b)(e)(f)	4,607,810	0
Trion World, Inc. warrants 10/3/18 (b)(e)(f)	183,516	0
Ultimate Software Group, Inc. (b)	1,477,908	280,211
Workday, Inc. Class A (b)	7,497,658	790,178
		13,477,463
Technology Hardware, Storage & Peripherals - 3.6%
Apple, Inc.	26,923,290	4,149,417
Samsung Electronics Co. Ltd.	66,809	149,590
		4,299,007

TOTAL INFORMATION TECHNOLOGY		50,513,734

MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	1,233,399	186,515
DowDuPont, Inc.	7,243,229	501,449
Olin Corp.	631,100	21,615
Sherwin-Williams Co.	1,270,894	455,031
The Chemours Co. LLC	1,731,841	87,648
		1,252,258
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	131,563	27,132
Containers & Packaging - 0.1%
Aptargroup, Inc.	102,403	8,838
WestRock Co.	1,206,100	68,422
		77,260
Metals & Mining - 0.7%
B2Gold Corp. (b)(g)	50,545,426	139,352
Franco-Nevada Corp.	4,171,733	323,173
Ivanhoe Mines Ltd. (b)(g)	51,992,708	165,427
Ivanhoe Mines Ltd. (b)(c)(g)	14,957,609	47,591
Kirkland Lake Gold Ltd.	1,288,548	16,606
Newcrest Mining Ltd.	5,901,654	97,307
Novagold Resources, Inc. (b)	8,233,626	33,654
		823,110

TOTAL MATERIALS		2,179,760

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	938,100	128,220
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (b)	3,194,100	43,568
Redfin Corp. (a)	529,750	13,291
WeWork Companies, Inc. Class A (b)(e)(f)	644,857	33,410
		90,269

TOTAL REAL ESTATE		218,489

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	1,234,600	100,121
T-Mobile U.S., Inc. (b)	7,639,699	471,064
		571,185
TOTAL COMMON STOCKS
(Cost $57,263,978)		114,788,364

Convertible Preferred Stocks - 1.4%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (b)(e)(f)	578,817	60,776
Series E (b)(e)(f)	388,853	40,830
Handy Technologies, Inc. Series C (b)(e)(f)	3,537,042	10,045
		111,651
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (e)(f)	154,611	54,666
HEALTH CARE - 0.2%
Biotechnology - 0.2%
23andMe, Inc.:
Series E (b)(e)(f)	664,987	9,233
Series F (e)(f)	3,348,986	46,498
Intarcia Therapeutics, Inc. Series CC (b)(e)(f)	2,100,446	126,027
		181,758
Health Care Providers & Services - 0.0%
Get Heal, Inc. Series B (e)(f)	35,877,127	7,545
Mulberry Health, Inc. Series A8 (b)(e)(f)	7,960,894	50,560
		58,105

TOTAL HEALTH CARE		239,863

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (b)(e)(f)	558,215	75,359
Series H (e)(f)	120,282	16,238
		91,597
INFORMATION TECHNOLOGY - 0.6%
Internet Software & Services - 0.6%
Dropbox, Inc.:
Series A (b)(e)(f)	1,260,898	15,774
Series C (b)(e)(f)	698,385	9,896
Pinterest, Inc.:
Series E, 8.00% (b)(e)(f)	54,841,080	393,709
Series F, 8.00% (b)(e)(f)	3,455,720	24,809
Series G, 8.00% (b)(e)(f)	4,301,275	30,879
Uber Technologies, Inc. Series D, 8.00% (b)(e)(f)	4,868,916	237,468
		712,535
Software - 0.0%
Cloudflare, Inc. Series D 8.00% (b)(e)(f)	4,303,714	28,017
Delphix Corp. Series D (b)(e)(f)	3,712,687	19,638
		47,655

TOTAL INFORMATION TECHNOLOGY		760,190

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (b)(e)(f)	5,803,713	300,690
Series F (b)(e)(f)	269,484	13,962
		314,652
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (e)(f)	2,124,227	9,771
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $918,376)		1,582,390
	Principal Amount (000s)	Value (000s)

Convertible Bonds - 0.0%
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Trion World, Inc. 12% 10/10/19 pay-in-kind(e)(f)(h)
(Cost $1,843)	1,845	729

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 7/1/22 (h)(i)
(Cost $18,664)	18,758	18,895
	Shares	Value (000s)

Money Market Funds - 1.5%
Fidelity Cash Central Fund, 1.09% (j)	1,422,213,493	1,422,498
Fidelity Securities Lending Cash Central Fund 1.10% (j)(k)	373,370,739	373,445
TOTAL MONEY MARKET FUNDS
(Cost $1,795,875)		1,795,943
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $59,998,736)		118,186,321
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(302,547)
NET ASSETS - 100%		$117,883,774

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $217,530,000 or 0.2% of net assets.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,833,621,000 or 1.6% of net assets.

 (f) Level 3 instrument

 (g) Affiliated company

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (k) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc. Series E	6/18/15	$7,200
23andMe, Inc. Series F 0.00	8/31/17	$46,498
Airbnb, Inc. Series D	4/16/14	$23,565
Airbnb, Inc. Series E	6/29/15	$36,200
Altiostar Networks, Inc. Series A1	1/10/17	$9,771
ASAC II LP	10/10/13	$3,041
Centennial Resource Development, Inc. Class A	12/28/16	$34,037
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$26,827
Delphix Corp. Series D	7/10/15	$33,414
Dropbox, Inc. Class B	5/2/12	$49,445
Dropbox, Inc. Series A	5/29/12	$11,410
Dropbox, Inc. Series C	1/30/14	$13,340
Get Heal, Inc. Series B	11/7/16	$10,944
Handy Technologies, Inc. Series C	10/14/15	$20,727
Intarcia Therapeutics, Inc. Series CC	11/14/12	$28,629
Mulberry Health, Inc. Series A8	1/20/16	$53,774
Pinterest, Inc. Series E, 8.00%	10/23/13	$159,376
Pinterest, Inc. Series F, 8.00%	5/15/14	$11,739
Pinterest, Inc. Series G, 8.00%	2/27/15	$30,879
Roofoods Ltd. Series F	9/12/17	$54,666
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$30,689
Space Exploration Technologies Corp. Class C	9/11/17	$1,754
Space Exploration Technologies Corp. Series G	1/20/15	$43,239
Space Exploration Technologies Corp. Series H 0.00	8/4/17	$16,238
Tanium, Inc. Class B	4/21/17	$14,615
Trion World, Inc.	8/22/08 - 3/20/13	$25,151
Trion World, Inc. warrants 10/3/18	10/10/13	$0
Trion World, Inc. 12% 10/10/19 pay-in-kind	10/10/13 - 4/10/17	$1,843
TulCo LLC	8/24/17	$42,035
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$75,532
Weinstein Co. Holdings LLC Class A-1	10/19/05	$41,234
WeWork Companies, Inc. Class A	6/23/15	$21,209
WeWork Companies, Inc. Series E	6/23/15	$190,882
WeWork Companies, Inc. Series F	12/1/16	$13,526

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$5,191
Fidelity Securities Lending Cash Central Fund	11,227
Total	$16,418

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds*	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Activision Blizzard, Inc.	$1,415,505	$17,305	$215,573	$11,653	$137,256	$954,217	$--
Amphenol Corp. Class A	1,616,746	12,846	56,717	12,017	49,202	361,209	1,983,286
B2Gold Corp.	133,433	--	16,089	--	2,019	19,989	139,352
Birchcliff Energy Ltd.	154,808	7,729	14,674	1,032	(4,049)	(43,339)	100,475
Birchcliff Energy Ltd.	4,788	--	--	34	--	(1,461)	3,327
Centennial Resource Development, Inc. Class A	102,307	--	--	--	--	(9,079)	93,228
Centennial Resource Development, Inc. Class A	119,830	78,814	4,514	--	977	(12,131)	182,976
Centennial Resource Development, Inc. Class A	41,547	--	--	--	--	519	42,066
Ivanhoe Mines Ltd.	84,945	30,696	4,905	--	3,903	50,788	165,427
Ivanhoe Mines Ltd.	29,259	--	1,610	--	(840)	20,782	47,591
Liberty Media Corp. Liberty Formula One Group Series C	62,558	192,932	3,973	--	3,236	36,026	--
Liberty Media Corp. Liberty SiriusXM Series A	11,502	--	12,289	--	458	329	--
Liberty Media Corp. Liberty SiriusXM Series C	180,839	--	6,866	--	6,129	35,781	--
Metro Bank PLC	221,999	3,540	8,730	--	6,241	50,261	273,311
Mettler-Toledo International, Inc.	755,194	32,459	49,934	--	29,354	345,398	1,112,471
Ultimate Software Group, Inc.	341,510	17,628	91,627	--	(1,088)	13,788	--
Total	$5,276,770	$393,949	$487,501	$24,736	$232,798	$1,823,077	$4,143,510

 * Includes the value of securities delivered through in-kind transactions, if applicable.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$17,143,931	$17,008,135	$22,416	$113,380
Consumer Staples	3,075,929	2,875,324	145,939	54,666
Energy	1,673,936	1,673,936	--	--
Financials	20,429,642	20,429,642	--	--
Health Care	12,227,399	11,868,215	119,321	239,863
Industrials	7,252,136	7,076,847	--	175,289
Information Technology	51,273,924	49,839,111	585,018	849,795
Materials	2,179,760	2,179,760	--	--
Real Estate	533,141	185,079	--	348,062
Telecommunication Services	580,956	471,064	100,121	9,771
Corporate Bonds	729	--	--	729
Bank Loan Obligations	18,895	--	18,895	--
Money Market Funds	1,795,943	1,795,943	--	--
Total Investments in Securities:	$118,186,321	$115,403,056	$991,710	$1,791,555

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Beginning Balance	$1,782,615
Net Realized Gain (Loss) on Investment Securities	(31,200)
Net Unrealized Gain (Loss) on Investment Securities	(23,911)
Cost of Purchases	198,545
Proceeds of Sales	(105,684)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(28,810)
Ending Balance	$1,791,555
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$(26,305)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and bank notes are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$729	Recovery value	Recovery value	39.5%	Increase
Equities	1,790,826	Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Market approach	Transaction price	$4.60 - $353.57 / $66.66	Increase
		Market comparable	Enterprise value/Sales multiple (EV/S)	0.7 - 7.9 / 5.0	Increase
			Transaction price	$60.00	Increase
			Discount rate	28.0% - 50.0% / 32.1%	Decrease
			Discount for lack of marketability	15.0% - 30.0% / 18.3%	Decrease
			Liquidity preference	$5.86 - $19.10 / $10.59	Increase
			Premium rate	7.5% - 25.0% / 13.4%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Series Opportunistic Insights Fund

September 30, 2017

O1T-QTLY-1117
1.951057.104

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.8%
	Shares	Value
CONSUMER DISCRETIONARY - 14.5%
Auto Components - 0.0%
Delphi Automotive PLC	26,100	$2,568,240
Automobiles - 1.5%
BYD Co. Ltd. (H Shares)	412,000	3,821,163
General Motors Co.	29,900	1,207,362
Guangzhou Automobile Group Co. Ltd. (H Shares)	284,000	657,320
Mahindra & Mahindra Ltd.	258,425	4,962,939
Maruti Suzuki India Ltd.	90,105	11,007,131
Tesla, Inc. (a)	214,316	73,103,188
Toyota Motor Corp.	30,500	1,818,751
		96,577,854
Diversified Consumer Services - 0.2%
Chegg, Inc. (a)	60,200	893,368
Weight Watchers International, Inc. (a)	293,700	12,790,635
		13,684,003
Hotels, Restaurants & Leisure - 1.5%
Churchill Downs, Inc.	4,600	948,520
Hilton, Inc.	152,604	10,598,348
Marriott International, Inc. Class A	467,484	51,544,786
McDonald's Corp.	148,200	23,219,976
Starbucks Corp.	113,100	6,074,601
Vail Resorts, Inc.	11,040	2,518,445
		94,904,676
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	68,807	17,030,421
Internet & Direct Marketing Retail - 7.0%
Amazon.com, Inc. (a)	267,717	257,369,738
ASOS PLC (a)	25,600	2,042,803
Blue Apron Holdings, Inc.:
Class B	192,093	994,562
Class B	48,023	248,639
Boohoo.Com PLC (a)	418,000	1,184,654
Netflix, Inc. (a)	496,999	90,130,769
Priceline Group, Inc. (a)	41,250	75,521,325
Start Today Co. Ltd.	164,500	5,211,664
Takeaway.com Holding BV (b)	48,500	2,132,671
Zalando SE (a)	57,647	2,888,839
		437,725,664
Media - 2.0%
Charter Communications, Inc. Class A (a)	106,705	38,778,731
Liberty Broadband Corp.:
Class A (a)	59,984	5,649,293
Class C (a)	131,674	12,548,532
Liberty Global PLC Class A (a)	112,400	3,811,484
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	536,943	20,452,159
Liberty SiriusXM Series A (a)	16,500	691,350
Liberty SiriusXM Series C (a)	690,196	28,898,507
Naspers Ltd. Class N	25,400	5,478,201
Sirius XM Holdings, Inc. (c)	1,442,312	7,961,562
		124,269,819
Multiline Retail - 0.4%
B&M European Value Retail S.A.	569,520	2,957,996
Ollie's Bargain Outlet Holdings, Inc. (a)	525,219	24,370,162
		27,328,158
Specialty Retail - 1.0%
Home Depot, Inc.	274,300	44,864,508
TJX Companies, Inc.	200,627	14,792,229
		59,656,737
Textiles, Apparel & Luxury Goods - 0.6%
adidas AG	98,170	22,207,591
Canada Goose Holdings, Inc.	13,200	271,352
Coach, Inc.	130,700	5,264,596
Kering SA	1,700	677,211
NIKE, Inc. Class B	144,700	7,502,695
		35,923,445

TOTAL CONSUMER DISCRETIONARY		909,669,017

CONSUMER STAPLES - 2.1%
Beverages - 0.2%
Constellation Brands, Inc. Class A (sub. vtg.)	21,700	4,328,065
Kweichow Moutai Co. Ltd. (A Shares)	31,000	2,411,826
Monster Beverage Corp. (a)	37,700	2,082,925
National Beverage Corp.	24,383	3,024,711
PepsiCo, Inc.	15,400	1,716,022
The Coca-Cola Co.	28,200	1,269,282
		14,832,831
Food & Staples Retailing - 0.4%
Costco Wholesale Corp.	120,500	19,796,945
Performance Food Group Co. (a)	161,700	4,568,025
Wal-Mart Stores, Inc.	39,910	3,118,567
		27,483,537
Food Products - 0.2%
Associated British Foods PLC	179,901	7,697,280
The Kraft Heinz Co.	67,800	5,257,890
The Simply Good Foods Co.	84,000	983,640
		13,938,810
Household Products - 0.2%
Colgate-Palmolive Co.	88,841	6,472,067
Procter & Gamble Co.	73,200	6,659,736
		13,131,803
Personal Products - 1.1%
Estee Lauder Companies, Inc. Class A	507,108	54,686,527
L'Oreal SA (a)	11,478	2,440,496
Unilever NV (Certificaten Van Aandelen) (Bearer)	138,800	8,204,597
		65,331,620

TOTAL CONSUMER STAPLES		134,718,601

ENERGY - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Birchcliff Energy Ltd.	983,600	4,769,209
Canadian Natural Resources Ltd.	286,400	9,592,191
Cenovus Energy, Inc.	191,800	1,922,996
Centennial Resource Development, Inc.:
Class A	278,900	5,011,833
Class A (c)	579,159	10,407,487
Class A (d)	129,800	2,332,506
Continental Resources, Inc. (a)	227,749	8,793,389
Diamondback Energy, Inc. (a)	58,618	5,742,219
EOG Resources, Inc.	124,124	12,007,756
Phillips 66 Co.	42,700	3,911,747
Reliance Industries Ltd.	1,232,296	14,734,343
Tamarack Valley Energy Ltd. (a)	1,103,700	2,503,283
		81,728,959
FINANCIALS - 17.7%
Banks - 10.1%
Bank of America Corp.	7,025,396	178,023,535
Citigroup, Inc.	1,906,327	138,666,226
HDFC Bank Ltd. sponsored ADR	415,341	40,026,412
JPMorgan Chase & Co.	1,639,410	156,580,049
Kotak Mahindra Bank Ltd. (a)	666,239	10,224,132
M&T Bank Corp.	99,033	15,948,274
Metro Bank PLC (a)	7,079	320,622
PNC Financial Services Group, Inc.	126,100	16,994,497
The Toronto-Dominion Bank	80,200	4,515,368
U.S. Bancorp	345,900	18,536,781
Wells Fargo & Co.	912,894	50,346,104
		630,182,000
Capital Markets - 3.0%
Bank of New York Mellon Corp.	114,100	6,049,582
BlackRock, Inc. Class A	28,953	12,944,597
CBOE Holdings, Inc.	46,800	5,037,084
Charles Schwab Corp.	399,900	17,491,626
CME Group, Inc.	57,200	7,760,896
Goldman Sachs Group, Inc.	153,300	36,361,227
IntercontinentalExchange, Inc.	122,300	8,402,010
MarketAxess Holdings, Inc.	8,687	1,602,838
Morgan Stanley	1,308,100	63,011,177
MSCI, Inc.	89,475	10,459,628
Oaktree Capital Group LLC Class A	202,090	9,508,335
S&P Global, Inc.	67,716	10,584,688
St. James's Place Capital PLC	86,200	1,323,722
		190,537,410
Diversified Financial Services - 3.8%
Berkshire Hathaway, Inc. Class A (a)	861	236,551,140
Insurance - 0.8%
Admiral Group PLC	155,300	3,781,213
American International Group, Inc.	10,300	632,317
Chubb Ltd.	234,305	33,400,178
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,700	6,088,688
Marsh & McLennan Companies, Inc.	81,078	6,795,147
		50,697,543

TOTAL FINANCIALS		1,107,968,093

HEALTH CARE - 10.1%
Biotechnology - 2.5%
AbbVie, Inc.	65,400	5,811,444
Aduro Biotech, Inc. (a)	14,752	157,109
Agios Pharmaceuticals, Inc. (a)	60,997	4,071,550
Amgen, Inc.	54,562	10,173,085
Axovant Sciences Ltd. (a)	82,094	564,807
Celgene Corp. (a)	201,000	29,309,820
Epizyme, Inc. (a)	29,000	552,450
Exelixis, Inc. (a)	33,100	802,013
FibroGen, Inc. (a)	119,037	6,404,191
Genmab A/S (a)	50,632	11,177,841
Gilead Sciences, Inc.	239,900	19,436,698
Insmed, Inc. (a)	53,800	1,679,098
Intrexon Corp. (a)(c)	171,250	3,255,463
NantKwest, Inc. (a)(c)	66,142	362,458
Neurocrine Biosciences, Inc. (a)	183,842	11,265,838
Opko Health, Inc. (a)(c)	30,050	206,143
OvaScience, Inc. (a)	1,137,174	1,614,787
Portola Pharmaceuticals, Inc. (a)	42,800	2,312,484
Regeneron Pharmaceuticals, Inc. (a)	44,900	20,075,688
Spark Therapeutics, Inc. (a)	15,400	1,373,064
Vertex Pharmaceuticals, Inc. (a)	159,300	24,219,972
		154,826,003
Health Care Equipment & Supplies - 2.3%
Baxter International, Inc.	280,500	17,601,375
Becton, Dickinson & Co.	62,353	12,218,070
Boston Scientific Corp. (a)	2,236,100	65,227,037
C.R. Bard, Inc.	22,178	7,108,049
Danaher Corp.	124,420	10,672,748
DexCom, Inc. (a)	101,605	4,971,025
Intuitive Surgical, Inc. (a)	23,018	24,074,066
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	46,100	1,899,320
Penumbra, Inc. (a)	29,798	2,690,759
ResMed, Inc.	25,404	1,955,092
		148,417,541
Health Care Providers & Services - 3.4%
Aetna, Inc.	47,000	7,473,470
Anthem, Inc.	7,000	1,329,160
HealthEquity, Inc. (a)	89,200	4,511,736
Henry Schein, Inc. (a)	774,494	63,500,763
Humana, Inc.	49,481	12,055,056
UnitedHealth Group, Inc.	628,266	123,045,896
		211,916,081
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	76,116	5,941,615
Veeva Systems, Inc. Class A (a)	117,100	6,605,611
		12,547,226
Life Sciences Tools & Services - 1.2%
Agilent Technologies, Inc.	91,255	5,858,571
Eurofins Scientific SA	5,300	3,348,772
Mettler-Toledo International, Inc. (a)	76,749	48,057,154
PRA Health Sciences, Inc. (a)	45,152	3,439,228
Thermo Fisher Scientific, Inc.	67,300	12,733,160
Waters Corp. (a)	3,265	586,133
		74,023,018
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	234,332	14,936,322
Johnson & Johnson	43,800	5,694,438
Novartis AG sponsored ADR	31,100	2,669,935
Sanofi SA	70,492	7,017,244
Teva Pharmaceutical Industries Ltd. sponsored ADR	81,000	1,425,600
		31,743,539

TOTAL HEALTH CARE		633,473,408

INDUSTRIALS - 5.9%
Aerospace & Defense - 1.0%
General Dynamics Corp.	61,717	12,687,781
Northrop Grumman Corp.	73,320	21,095,630
Raytheon Co.	39,900	7,444,542
Space Exploration Technologies Corp.:
Class A (a)(d)(e)	16,000	2,160,000
Class C (d)(e)	687	92,745
Spirit AeroSystems Holdings, Inc. Class A	8,500	660,620
The Boeing Co.	68,200	17,337,122
		61,478,440
Air Freight & Logistics - 0.5%
FedEx Corp.	90,500	20,414,990
XPO Logistics, Inc. (a)	140,458	9,520,243
		29,935,233
Airlines - 1.0%
Ryanair Holdings PLC sponsored ADR (a)	255,257	26,909,193
Southwest Airlines Co.	678,700	37,993,626
		64,902,819
Building Products - 0.8%
A.O. Smith Corp.	57,374	3,409,737
Fortune Brands Home & Security, Inc.	123,369	8,294,098
Jeld-Wen Holding, Inc.	111,500	3,960,480
Masco Corp.	651,405	25,411,309
Toto Ltd.	156,300	6,583,977
		47,659,601
Commercial Services & Supplies - 0.2%
Cintas Corp.	50,393	7,270,702
Novus Holdings Ltd.	8,785	4,237
TulCo LLC (d)(e)(f)	6,341	2,219,350
		9,494,289
Electrical Equipment - 0.4%
AMETEK, Inc.	9,500	627,380
Fortive Corp.	374,260	26,493,865
		27,121,245
Industrial Conglomerates - 0.3%
3M Co.	99,452	20,874,975
General Electric Co.	24,500	592,410
		21,467,385
Machinery - 0.9%
Deere & Co.	113,300	14,229,347
Illinois Tool Works, Inc.	87,534	12,951,531
Ingersoll-Rand PLC	102,900	9,175,593
PACCAR, Inc.	96,445	6,976,831
Parker Hannifin Corp.	48,300	8,453,466
Rational AG	2,700	1,857,876
WABCO Holdings, Inc. (a)	4,500	666,000
Xylem, Inc.	30,500	1,910,215
		56,220,859
Professional Services - 0.5%
Equifax, Inc.	125,191	13,268,994
IHS Markit Ltd. (a)	52,674	2,321,870
Manpower, Inc.	11,100	1,307,802
Recruit Holdings Co. Ltd.	146,900	3,181,473
RELX PLC	33,700	739,236
TransUnion Holding Co., Inc. (a)	255,885	12,093,125
		32,912,500
Road & Rail - 0.3%
CSX Corp.	313,300	16,999,658
Trading Companies & Distributors - 0.0%
Univar, Inc. (a)	73,131	2,115,680

TOTAL INDUSTRIALS		370,307,709

INFORMATION TECHNOLOGY - 41.8%
Communications Equipment - 0.4%
Applied Optoelectronics, Inc. (a)(c)	20,546	1,328,710
Arista Networks, Inc. (a)	122,698	23,264,768
Harris Corp.	5,000	658,400
		25,251,878
Electronic Equipment & Components - 2.0%
Amphenol Corp. Class A	1,306,902	110,616,185
CDW Corp.	167,000	11,022,000
Coherent, Inc. (a)	15,800	3,715,686
Keyence Corp.	1,200	637,192
		125,991,063
Internet Software & Services - 16.0%
Alibaba Group Holding Ltd. sponsored ADR (a)	166,032	28,675,387
Alphabet, Inc.:
Class A (a)	161,361	157,120,433
Class C (a)	151,943	145,730,051
Cloudera, Inc.	70,040	1,105,862
eBay, Inc. (a)	422,798	16,260,811
Facebook, Inc. Class A (a)	3,506,994	599,240,054
LogMeIn, Inc.	90,034	9,908,242
New Relic, Inc. (a)	26,400	1,314,720
Nutanix, Inc. Class B (b)	171,960	3,850,184
Okta, Inc. (c)	15,493	437,058
Q2 Holdings, Inc. (a)	5,284	220,079
Rightmove PLC	19,809	1,073,707
Shopify, Inc. Class A (a)	18,800	2,186,541
Stamps.com, Inc. (a)	2,200	445,830
SurveyMonkey (a)(d)(e)	458,038	4,598,702
Tencent Holdings Ltd.	643,100	28,116,778
Twilio, Inc. Class A (a)	98,409	2,937,509
		1,003,221,948
IT Services - 5.1%
Accenture PLC Class A	63,257	8,544,123
ASAC II LP (a)(d)(e)	1,788,160	300,411
Black Knight Financial Services, Inc. Class A (a)(c)	5,800	249,690
CSRA, Inc.	140,600	4,537,162
Global Payments, Inc.	114,896	10,918,567
Leidos Holdings, Inc.	57	3,376
MasterCard, Inc. Class A	739,810	104,461,172
PayPal Holdings, Inc. (a)	1,419,234	90,873,553
Square, Inc. (a)	199,300	5,741,833
Visa, Inc. Class A	902,960	95,027,510
		320,657,397
Semiconductors & Semiconductor Equipment - 4.2%
Analog Devices, Inc.	89,686	7,728,243
Applied Materials, Inc.	1,103,349	57,473,449
ASML Holding NV	13,100	2,242,720
Broadcom Ltd.	221,686	53,767,722
Lam Research Corp.	181,166	33,522,957
NVIDIA Corp.	272,308	48,680,501
Qualcomm, Inc.	208,100	10,787,904
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	662,757	24,886,525
Texas Instruments, Inc.	252,955	22,674,886
		261,764,907
Software - 11.6%
Activision Blizzard, Inc.	1,349,189	87,036,182
Adobe Systems, Inc. (a)	779,669	116,311,021
Atlassian Corp. PLC (a)	143,394	5,040,299
Autodesk, Inc. (a)	12,700	1,425,702
CDK Global, Inc.	72,940	4,601,785
Check Point Software Technologies Ltd. (a)	48,665	5,548,783
Constellation Software, Inc.	7,500	4,091,805
Electronic Arts, Inc. (a)	607,900	71,768,674
Intuit, Inc.	84,191	11,966,909
Micro Focus International PLC	95,300	3,048,247
Microsoft Corp.	1,305,300	97,231,797
Nintendo Co. Ltd.	12,600	4,646,040
Paycom Software, Inc. (a)	86,207	6,462,077
Red Hat, Inc. (a)	121,562	13,476,363
RingCentral, Inc. (a)	55,226	2,305,686
Salesforce.com, Inc. (a)	1,897,786	177,291,168
ServiceNow, Inc. (a)	46,340	5,446,340
Snap, Inc. Class A (a)(c)	350,477	5,095,936
Symantec Corp.	211,490	6,938,987
Tanium, Inc. Class B (d)(e)	165,100	819,606
Ultimate Software Group, Inc. (a)	280,310	53,146,776
Workday, Inc. Class A (a)	397,335	41,875,136
		725,575,319
Technology Hardware, Storage & Peripherals - 2.5%
Apple, Inc.	987,921	152,258,385
Samsung Electronics Co. Ltd.	2,904	6,502,250
Xaar PLC	175,812	1,049,545
		159,810,180

TOTAL INFORMATION TECHNOLOGY		2,622,272,692

MATERIALS - 1.7%
Chemicals - 1.0%
Air Products & Chemicals, Inc.	29,100	4,400,502
DowDuPont, Inc.	424,320	29,375,674
Olin Corp.	37,000	1,267,250
Sherwin-Williams Co.	83,114	29,758,137
		64,801,563
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	9,177	1,892,573
Containers & Packaging - 0.1%
Aptargroup, Inc.	5,577	481,351
WestRock Co.	77,800	4,413,594
		4,894,945
Metals & Mining - 0.6%
B2Gold Corp. (a)	1,135,802	3,131,364
Franco-Nevada Corp.	216,000	16,732,967
Ivanhoe Mines Ltd. (a)	2,740,400	8,719,205
Kirkland Lake Gold Ltd.	73,600	948,498
Newcrest Mining Ltd.	145,015	2,391,020
Novagold Resources, Inc. (a)	385,155	1,574,266
		33,497,320

TOTAL MATERIALS		105,086,401

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	43,300	5,918,244
Real Estate Management & Development - 0.1%
Five Point Holdings LLC Class A (a)	182,600	2,490,664
Redfin Corp. (c)	29,400	737,646
WeWork Companies, Inc. Class A (a)(d)(e)	36,005	1,865,419
		5,093,729

TOTAL REAL ESTATE		11,011,973

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	70,500	5,717,289
T-Mobile U.S., Inc. (a)	445,981	27,499,188
		33,216,477
TOTAL COMMON STOCKS
(Cost $3,432,023,919)		6,009,453,330

Convertible Preferred Stocks - 2.3%
CONSUMER DISCRETIONARY - 0.1%
Diversified Consumer Services - 0.1%
Airbnb, Inc.:
Series D (a)(d)(e)	30,930	3,247,650
Series E (a)(d)(e)	13,964	1,466,220
		4,713,870
Household Durables - 0.0%
Blu Homes, Inc. Series A, 5.00% (a)(d)(e)	1,349,024	13,490

TOTAL CONSUMER DISCRETIONARY		4,727,360

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Roofoods Ltd. Series F (d)(e)	8,137	2,877,004
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Oportun Finance Corp. Series H (a)(d)(e)	2,372,991	7,142,703
HEALTH CARE - 0.1%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(d)(e)	41,008	569,363
Series F (d)(e)	176,099	2,444,994
		3,014,357
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A8 (a)(d)(e)	418,866	2,660,260

TOTAL HEALTH CARE		5,674,617

INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(d)(e)	32,066	4,328,910
Series H (d)(e)	6,366	859,410
		5,188,320
INFORMATION TECHNOLOGY - 1.6%
Internet Software & Services - 0.9%
Dropbox, Inc. Series C (a)(d)(e)	394,740	5,593,466
Pinterest, Inc.:
Series E, 8.00% (a)(d)(e)	2,594,015	18,622,672
Series F, 8.00% (a)(d)(e)	2,122,845	15,240,100
Series G, 8.00% (a)(d)(e)	369,335	2,651,490
Uber Technologies, Inc. Series D, 8.00% (a)(d)(e)	264,940	12,921,714
		55,029,442
Software - 0.7%
Cloudflare, Inc. Series D 8.00% (a)(d)(e)	246,150	1,602,437
Delphix Corp. Series D (a)(d)(e)	204,875	1,083,666
Magic Leap, Inc.:
Series B, 8.00% (a)(d)(e)	1,675,597	45,241,119
Series C (a)(d)(e)	15,286	412,722
		48,339,944

TOTAL INFORMATION TECHNOLOGY		103,369,386

REAL ESTATE - 0.3%
Real Estate Management & Development - 0.3%
WeWork Companies, Inc.:
Series E (a)(d)(e)	324,048	16,788,927
Series F (a)(d)(e)	15,065	780,518
		17,569,445
TELECOMMUNICATION SERVICES - 0.0%
Wireless Telecommunication Services - 0.0%
Altiostar Networks, Inc. Series A1 (d)(e)	122,552	563,739
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $91,615,639)		147,112,574
	Principal Amount	Value

Bank Loan Obligations - 0.0%
INDUSTRIALS - 0.0%
Building Products - 0.0%
Jeld-Wen, Inc. Tranche B 3LN, term loan 3 month U.S. LIBOR + 3.000% 4.3328% 7/1/22(g)(h)
(Cost $1,046,497)	1,051,756	1,059,423
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.09% (i)	108,638,929	108,660,656
Fidelity Securities Lending Cash Central Fund 1.10% (i)(j)	30,191,882	30,197,920
TOTAL MONEY MARKET FUNDS
(Cost $138,853,193)		138,858,576
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $3,663,539,248)		6,296,483,903
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(21,196,678)
NET ASSETS - 100%		$6,275,287,225

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,982,855 or 0.1% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $161,501,313 or 2.6% of net assets.

 (e) Level 3 security

 (f) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series E	6/18/15	$444,005
23andMe, Inc. Series F	8/31/17	$2,444,994
Airbnb, Inc. Series D	4/16/14	$1,259,254
Airbnb, Inc. Series E	6/29/15	$1,299,970
Altiostar Networks, Inc. Series A1	1/10/17	$563,739
ASAC II LP	10/10/13	$137,706
Blu Homes, Inc. Series A, 5.00%	6/10/13 - 12/30/14	$6,232,491
Centennial Resource Development, Inc. Class A	12/28/16	$1,887,292
Cloudflare, Inc. Series D 8.00%	11/5/14 - 6/24/15	$1,533,709
Delphix Corp. Series D	7/10/15	$1,843,875
Dropbox, Inc. Series C	1/30/14	$7,540,008
Magic Leap, Inc. Series B, 8.00%	10/17/14	$19,369,901
Magic Leap, Inc. Series C	12/23/15	$352,082
Mulberry Health, Inc. Series A8	1/20/16	$2,829,335
Oportun Finance Corp. Series H	2/6/15	$6,756,617
Pinterest, Inc. Series E, 8.00%	10/23/13	$7,538,571
Pinterest, Inc. Series F, 8.00%	5/15/14	$7,211,381
Pinterest, Inc. Series G, 8.00%	2/27/15	$2,651,490
Roofoods Ltd. Series F	9/12/17	$2,877,004
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$1,655,886
Space Exploration Technologies Corp. Class C	9/11/17	$92,745
Space Exploration Technologies Corp. Series G	1/20/15	$2,483,832
Space Exploration Technologies Corp. Series H	8/4/17	$859,410
SurveyMonkey	12/15/14	$7,534,725
Tanium, Inc. Class B	4/21/17	$819,606
TulCo LLC	8/24/17	$2,219,350
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$4,110,027
WeWork Companies, Inc. Class A	6/23/15	$1,184,189
WeWork Companies, Inc. Series E	6/23/15	$10,657,799
WeWork Companies, Inc. Series F	12/1/16	$756,146

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$591,493
Fidelity Securities Lending Cash Central Fund	1,201,034
Total	$1,792,527

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$914,396,377	$908,425,816	$1,243,201	$4,727,360
Consumer Staples	137,595,605	126,514,004	8,204,597	2,877,004
Energy	81,728,959	81,728,959	--	--
Financials	1,115,110,796	1,107,968,093	--	7,142,703
Health Care	639,148,025	626,456,164	7,017,244	5,674,617
Industrials	375,496,029	365,835,614	--	9,660,415
Information Technology	2,725,642,078	2,582,685,293	33,868,680	109,088,105
Materials	105,086,401	105,086,401	--	--
Real Estate	28,581,418	9,146,554	--	19,434,864
Telecommunication Services	33,780,216	27,499,188	5,717,289	563,739
Bank Loan Obligations	1,059,423	--	1,059,423	--
Money Market Funds	138,858,576	138,858,576	--	--
Total Investments in Securities:	$6,296,483,903	$6,080,204,662	$57,110,434	$159,168,807

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Information Technology
Beginning Balance	$116,935,278
Net Realized Gain (Loss) on Investment Securities	--
Net Unrealized Gain (Loss) on Investment Securities	(4,547,349)
Cost of Purchases	819,606
Proceeds of Sales	(2,569,606)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(1,549,824)
Ending Balance	$109,088,105
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$(3,745,734)
Other Investments in Securities
Beginning Balance	$47,407,675
Net Realized Gain (Loss) on Investment Securities	(1,800,006)
Net Unrealized Gain (Loss) on Investment Securities	(2,064,742)
Cost of Purchases	9,737,777
Proceeds of Sales	(3,200,002)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$50,080,702
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2017	$(3,076,900)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Bank loan obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Equities	$159,168,807	Recovery value	Recovery value	0.0% - 0.2% / 0.2%	Increase
		Market approach	Transaction price	$4.60 - $353.57 / $47.54	Increase
		Market comparable	Enterprise value/EBITDA multiple (EV/EBITDA)	18.9	Increase
			Enterprise value/Sales multiple (EV/S)	0.7 - 7.9 / 5.2	Increase
			Discount rate	0.9% - 25.0% / 15.6%	Decrease
			Discount for lack of marketability	15.0% - 25.0% / 16.8%	Decrease
			Liquidity preference	$6.75 - $19.10 / $15.12	Increase
			Premium rate	7.5%	Increase
			Price/Earnings multiple (P/E)	13.4	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Contrafund® K6

September 30, 2017

CONK6-QTLY-1117
1.9883976.100

Investments September 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
CONSUMER DISCRETIONARY - 14.4%
Auto Components - 0.0%
Delphi Automotive PLC	4,109	$404,326
Automobiles - 1.7%
BYD Co. Ltd. (H Shares)	67,500	626,040
General Motors Co.	15,399	621,812
Guangzhou Automobile Group Co. Ltd. (H Shares)	42,000	97,209
Tesla, Inc. (a)	47,174	16,091,051
Toyota Motor Corp.	5,000	298,156
		17,734,268
Diversified Consumer Services - 0.1%
Chegg, Inc. (a)	9,800	145,432
Weight Watchers International, Inc. (a)	17,944	781,461
		926,893
Hotels, Restaurants & Leisure - 1.3%
Churchill Downs, Inc.	625	128,875
Hilton, Inc.	23,985	1,665,758
Marriott International, Inc. Class A	45,990	5,070,857
McDonald's Corp.	23,375	3,662,395
Starbucks Corp.	44,869	2,409,914
Vail Resorts, Inc.	1,572	358,605
		13,296,404
Household Durables - 0.3%
Mohawk Industries, Inc. (a)	10,555	2,612,468
Internet & Direct Marketing Retail - 7.3%
Amazon.com, Inc. (a)	47,489	45,653,550
ASOS PLC (a)	3,946	314,879
Boohoo.Com PLC (a)	61,125	173,234
Netflix, Inc. (a)	86,919	15,762,761
Priceline Group, Inc. (a)	5,867	10,741,421
Start Today Co. Ltd.	25,100	795,214
Takeaway.com Holding BV (b)	7,366	323,902
Zalando SE (a)	8,919	446,954
		74,211,915
Media - 1.7%
Charter Communications, Inc. Class A (a)	15,486	5,627,922
Liberty Broadband Corp.:
Class A (a)	1,112	104,728
Class C (a)	6,288	599,246
Liberty Global PLC Class A (a)	17,879	606,277
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	67,445	2,568,980
Liberty SiriusXM Series C (a)	45,575	1,908,225
Naspers Ltd. Class N	3,689	795,633
Sirius XM Holdings, Inc.	220,235	1,215,697
The Walt Disney Co.	34,213	3,372,375
		16,799,083
Multiline Retail - 0.1%
B&M European Value Retail S.A.	97,380	505,776
Ollie's Bargain Outlet Holdings, Inc. (a)	14,365	666,536
		1,172,312
Specialty Retail - 1.2%
Home Depot, Inc.	42,683	6,981,231
Nitori Holdings Co. Ltd.	3,000	428,971
TJX Companies, Inc.	67,232	4,957,015
		12,367,217
Textiles, Apparel & Luxury Goods - 0.7%
adidas AG	15,285	3,457,706
Canada Goose Holdings, Inc.	1,900	39,058
Coach, Inc.	14,498	583,979
Kering SA	251	99,988
NIKE, Inc. Class B	48,802	2,530,384
		6,711,115

TOTAL CONSUMER DISCRETIONARY		146,236,001

CONSUMER STAPLES - 2.5%
Beverages - 0.4%
Constellation Brands, Inc. Class A (sub. vtg.)	3,457	689,499
Kweichow Moutai Co. Ltd. (A Shares)	5,100	396,784
Monster Beverage Corp. (a)	5,742	317,246
National Beverage Corp.	3,685	457,124
PepsiCo, Inc.	2,449	272,892
The Coca-Cola Co.	31,615	1,422,991
		3,556,536
Food & Staples Retailing - 0.3%
Costco Wholesale Corp.	10,528	1,729,645
Performance Food Group Co. (a)	24,709	698,029
Sysco Corp.	8,492	458,143
Wal-Mart Stores, Inc.	6,209	485,171
		3,370,988
Food Products - 0.1%
Associated British Foods PLC	11,553	494,309
The Kraft Heinz Co.	9,702	752,390
The Simply Good Foods Co.	13,000	152,230
		1,398,929
Household Products - 0.8%
Colgate-Palmolive Co.	99,351	7,237,720
Procter & Gamble Co.	11,674	1,062,101
		8,299,821
Personal Products - 0.9%
Estee Lauder Companies, Inc. Class A	70,965	7,652,866
L'Oreal SA (a)	1,900	403,985
Unilever NV (Certificaten Van Aandelen) (Bearer)	21,861	1,292,224
		9,349,075

TOTAL CONSUMER STAPLES		25,975,349

ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Schlumberger Ltd.	1,200	83,712
Oil, Gas & Consumable Fuels - 1.2%
Birchcliff Energy Ltd.	188,993	916,376
Canadian Natural Resources Ltd.	41,264	1,382,026
Centennial Resource Development, Inc. Class A	142,538	2,561,408
Continental Resources, Inc. (a)	39,974	1,543,396
Diamondback Energy, Inc. (a)	13,253	1,298,264
EOG Resources, Inc.	39,506	3,821,810
Growmax Resources Corp. (a)(b)	28,500	2,627
Phillips 66 Co.	6,700	613,787
		12,139,694

TOTAL ENERGY		12,223,406

FINANCIALS - 17.6%
Banks - 9.2%
Bank Ireland Group PLC (a)	179,235	1,466,977
Bank of America Corp.	567,416	14,378,321
Citigroup, Inc.	297,124	21,612,800
HDFC Bank Ltd. sponsored ADR	61,361	5,913,360
JPMorgan Chase & Co.	172,951	16,518,550
M&T Bank Corp.	15,764	2,538,635
Metro Bank PLC (a)	53,333	2,415,558
PNC Financial Services Group, Inc.	19,595	2,640,818
The Toronto-Dominion Bank	12,783	719,700
U.S. Bancorp	129,723	6,951,856
Wells Fargo & Co.	343,425	18,939,889
		94,096,464
Capital Markets - 1.9%
Bank of New York Mellon Corp.	18,419	976,575
BlackRock, Inc. Class A	3,769	1,685,082
CBOE Holdings, Inc.	7,282	783,762
Charles Schwab Corp.	62,732	2,743,898
CME Group, Inc.	8,867	1,203,075
Goldman Sachs Group, Inc.	2,642	626,656
IntercontinentalExchange, Inc.	18,230	1,252,401
MarketAxess Holdings, Inc.	804	148,346
Morgan Stanley	91,021	4,384,482
MSCI, Inc.	14,062	1,643,848
Oaktree Capital Group LLC Class A	19,400	912,770
S&P Global, Inc.	15,199	2,375,756
St. James's Place Capital PLC	13,514	207,526
		18,944,177
Diversified Financial Services - 5.2%
Berkshire Hathaway, Inc. Class A (a)	193	53,024,820
Insurance - 1.3%
Admiral Group PLC	27,826	677,502
AIA Group Ltd.	88,400	651,831
American International Group, Inc.	1,500	92,085
Chubb Ltd.	61,696	8,794,765
Fairfax Financial Holdings Ltd. (sub. vtg.)	1,659	863,345
Marsh & McLennan Companies, Inc.	20,102	1,684,749
		12,764,277

TOTAL FINANCIALS		178,829,738

HEALTH CARE - 10.3%
Biotechnology - 2.6%
AbbVie, Inc.	10,805	960,132
Agios Pharmaceuticals, Inc. (a)	8,800	587,400
Amgen, Inc.	14,344	2,674,439
Axovant Sciences Ltd. (a)	5,492	37,785
Celgene Corp. (a)	29,947	4,366,872
Epizyme, Inc. (a)	4,400	83,820
Exelixis, Inc. (a)	16,730	405,368
FibroGen, Inc. (a)	19,199	1,032,906
Genmab A/S (a)	8,739	1,929,277
Gilead Sciences, Inc.	58,655	4,752,228
Insmed, Inc. (a)	9,500	296,495
Intrexon Corp. (a)	25,735	489,222
NantKwest, Inc. (a)	8,400	46,032
Neurocrine Biosciences, Inc. (a)	25,000	1,532,000
OvaScience, Inc. (a)	11,700	16,614
Portola Pharmaceuticals, Inc. (a)	7,171	387,449
Regeneron Pharmaceuticals, Inc. (a)	6,700	2,995,704
Spark Therapeutics, Inc. (a)	2,300	205,068
Vertex Pharmaceuticals, Inc. (a)	27,026	4,109,033
		26,907,844
Health Care Equipment & Supplies - 2.2%
Baxter International, Inc.	43,374	2,721,719
Becton, Dickinson & Co.	6,575	1,288,371
Boston Scientific Corp. (a)	337,681	9,850,155
C.R. Bard, Inc.	2,203	706,062
Danaher Corp.	12,329	1,057,582
DexCom, Inc. (a)	12,782	625,359
Intuitive Surgical, Inc. (a)	3,864	4,041,280
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	6,862	282,714
Penumbra, Inc. (a)	3,900	352,170
ResMed, Inc.	4,705	362,097
Stryker Corp.	8,354	1,186,435
		22,473,944
Health Care Providers & Services - 3.4%
Aetna, Inc.	7,489	1,190,826
Anthem, Inc.	1,095	207,919
HealthEquity, Inc. (a)	13,607	688,242
Henry Schein, Inc. (a)	49,598	4,066,540
Humana, Inc.	8,062	1,964,145
UnitedHealth Group, Inc.	137,832	26,994,397
		35,112,069
Health Care Technology - 0.2%
Medidata Solutions, Inc. (a)	12,109	945,229
NantHealth, Inc. (a)	72	297
Veeva Systems, Inc. Class A (a)	17,798	1,003,985
		1,949,511
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc.	8,304	533,117
Eurofins Scientific SA	687	434,077
Mettler-Toledo International, Inc. (a)	15,684	9,820,693
PRA Health Sciences, Inc. (a)	7,450	567,467
Thermo Fisher Scientific, Inc.	12,761	2,414,381
Waters Corp. (a)	3,032	544,305
		14,314,040
Pharmaceuticals - 0.5%
Bristol-Myers Squibb Co.	28,354	1,807,284
Johnson & Johnson	5,969	776,030
Novartis AG sponsored ADR	9,868	847,168
Sanofi SA	10,591	1,054,299
Teva Pharmaceutical Industries Ltd. sponsored ADR	12,975	228,360
		4,713,141

TOTAL HEALTH CARE		105,470,549

INDUSTRIALS - 6.2%
Aerospace & Defense - 1.0%
General Dynamics Corp.	9,996	2,054,978
Northrop Grumman Corp.	11,236	3,232,822
Raytheon Co.	10,257	1,913,751
Spirit AeroSystems Holdings, Inc. Class A	1,500	116,580
The Boeing Co.	10,881	2,766,059
		10,084,190
Air Freight & Logistics - 0.4%
FedEx Corp.	12,942	2,919,456
XPO Logistics, Inc. (a)	22,058	1,495,091
		4,414,547
Airlines - 1.1%
Ryanair Holdings PLC sponsored ADR (a)	47,874	5,046,877
Southwest Airlines Co.	110,250	6,171,795
		11,218,672
Building Products - 0.7%
A.O. Smith Corp.	8,972	533,206
Fortune Brands Home & Security, Inc.	11,106	746,656
Jeld-Wen Holding, Inc.	16,905	600,466
Masco Corp.	103,613	4,041,943
Toto Ltd.	23,800	1,002,551
		6,924,822
Commercial Services & Supplies - 0.2%
Cintas Corp.	7,750	1,118,170
Novus Holdings Ltd.	1,241	599
TulCo LLC (c)(d)(e)	996	348,600
		1,467,369
Electrical Equipment - 0.4%
AMETEK, Inc.	1,500	99,060
Fortive Corp.	52,901	3,744,862
		3,843,922
Industrial Conglomerates - 0.7%
3M Co.	32,162	6,750,804
General Electric Co.	3,900	94,302
		6,845,106
Machinery - 0.8%
Deere & Co.	17,552	2,204,356
Illinois Tool Works, Inc.	12,397	1,834,260
Ingersoll-Rand PLC	16,190	1,443,662
PACCAR, Inc.	14,453	1,045,530
Parker Hannifin Corp.	7,385	1,292,523
Rational AG	327	225,009
WABCO Holdings, Inc. (a)	700	103,600
Xylem, Inc.	4,503	282,023
		8,430,963
Professional Services - 0.5%
Equifax, Inc.	20,063	2,126,477
IHS Markit Ltd. (a)	9,287	409,371
Manpower, Inc.	1,837	216,435
Recruit Holdings Co. Ltd.	22,800	493,789
RELX PLC	4,610	101,124
TransUnion Holding Co., Inc. (a)	39,864	1,883,973
		5,231,169
Road & Rail - 0.3%
CSX Corp.	57,752	3,133,624
Trading Companies & Distributors - 0.1%
Air Lease Corp. Class A (b)	11,700	498,654
HD Supply Holdings, Inc. (a)	12,522	451,669
Univar, Inc. (a)	9,609	277,988
		1,228,311

TOTAL INDUSTRIALS		62,822,695

INFORMATION TECHNOLOGY - 43.6%
Communications Equipment - 0.4%
Applied Optoelectronics, Inc. (a)	2,985	193,040
Arista Networks, Inc. (a)	18,024	3,417,531
Harris Corp.	800	105,344
		3,715,915
Electronic Equipment & Components - 1.9%
Amphenol Corp. Class A	207,040	17,523,866
CDW Corp.	25,166	1,660,956
Coherent, Inc. (a)	2,352	553,120
Keyence Corp.	200	106,199
		19,844,141
Internet Software & Services - 15.8%
Alibaba Group Holding Ltd. sponsored ADR (a)	26,953	4,655,053
Alphabet, Inc.:
Class A (a)	37,396	36,413,233
Class C (a)	34,256	32,855,272
Cloudera, Inc.	11,549	191,944
eBay, Inc. (a)	61,681	2,372,251
Facebook, Inc. Class A (a)	445,395	76,104,641
LogMeIn, Inc.	14,149	1,557,097
New Relic, Inc. (a)	4,941	246,062
Nutanix, Inc. Class A	28,600	640,354
Okta, Inc.	3,038	85,702
Q2 Holdings, Inc. (a)	655	27,281
Rightmove PLC	2,309	125,155
Shopify, Inc. Class A (a)	2,918	339,379
Stamps.com, Inc. (a)	612	124,022
Tencent Holdings Ltd.	96,500	4,219,047
Twilio, Inc. Class A (a)	15,900	474,615
Zpg PLC	15,600	75,610
		160,506,718
IT Services - 6.2%
Accenture PLC Class A	10,009	1,351,916
Black Knight Financial Services, Inc. Class A (a)	900	38,745
CSRA, Inc.	21,341	688,674
Fiserv, Inc. (a)	28,927	3,730,426
Global Payments, Inc.	18,131	1,722,989
Leidos Holdings, Inc.	1,460	86,461
MasterCard, Inc. Class A	104,003	14,685,224
PayPal Holdings, Inc. (a)	225,760	14,455,413
Square, Inc. (a)	30,041	865,481
Visa, Inc. Class A	244,578	25,739,389
		63,364,718
Semiconductors & Semiconductor Equipment - 3.9%
Analog Devices, Inc.	7,025	605,344
Applied Materials, Inc.	136,185	7,093,877
ASML Holding NV	1,819	311,413
Broadcom Ltd.	37,238	9,031,705
Lam Research Corp.	38,771	7,174,186
NVIDIA Corp.	39,552	7,070,711
Qualcomm, Inc.	34,247	1,775,364
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	80,576	3,025,629
Texas Instruments, Inc.	39,572	3,547,234
		39,635,463
Software - 11.7%
Activision Blizzard, Inc.	316,202	20,398,191
Adobe Systems, Inc. (a)	116,723	17,412,737
Atlassian Corp. PLC (a)	21,352	750,523
Autodesk, Inc. (a)	1,598	179,391
CDK Global, Inc.	11,281	711,718
Check Point Software Technologies Ltd. (a)	7,440	848,309
Constellation Software, Inc.	1,133	618,135
Electronic Arts, Inc. (a)	87,398	10,318,208
Intuit, Inc.	6,103	867,480
Micro Focus International PLC	15,200	486,184
Microsoft Corp.	373,302	27,807,266
Nintendo Co. Ltd.	2,100	774,340
Paycom Software, Inc. (a)	14,457	1,083,697
Red Hat, Inc. (a)	17,440	1,933,398
RingCentral, Inc. (a)	7,828	326,819
Salesforce.com, Inc. (a)	239,952	22,416,316
ServiceNow, Inc. (a)	7,374	866,666
Snap, Inc. Class A (a)	50,707	737,280
Symantec Corp.	30,991	1,016,815
Ultimate Software Group, Inc. (a)	13,230	2,508,408
Workday, Inc. Class A (a)	66,256	6,982,720
		119,044,601
Technology Hardware, Storage & Peripherals - 3.7%
Apple, Inc.	237,894	36,664,223
Samsung Electronics Co. Ltd.	551	1,233,726
		37,897,949

TOTAL INFORMATION TECHNOLOGY		444,009,505

MATERIALS - 1.9%
Chemicals - 1.1%
Air Products & Chemicals, Inc.	10,893	1,647,239
DowDuPont, Inc.	64,002	4,430,858
Olin Corp.	5,600	191,800
Sherwin-Williams Co.	11,190	4,006,468
The Chemours Co. LLC	15,303	774,485
		11,050,850
Construction Materials - 0.0%
Martin Marietta Materials, Inc.	1,006	207,467
Containers & Packaging - 0.1%
Aptargroup, Inc.	855	73,795
WestRock Co.	10,674	605,536
		679,331
Metals & Mining - 0.7%
B2Gold Corp. (a)	446,635	1,231,356
Franco-Nevada Corp.	36,818	2,852,196
Ivanhoe Mines Ltd. (a)	459,423	1,461,759
Ivanhoe Mines Ltd. (a)(b)	121,700	387,216
Kirkland Lake Gold Ltd.	11,400	146,914
Newcrest Mining Ltd.	52,148	859,821
Novagold Resources, Inc. (a)	72,804	297,576
		7,236,838

TOTAL MATERIALS		19,174,486

REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	8,265	1,129,660
Real Estate Management & Development - 0.0%
Five Point Holdings LLC Class A (a)	28,218	384,894
Redfin Corp.	4,425	111,023
		495,917

TOTAL REAL ESTATE		1,625,577

TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	10,900	883,950
T-Mobile U.S., Inc. (a)	67,529	4,163,838
		5,047,788
TOTAL COMMON STOCKS
(Cost $978,361,404)		1,001,415,094

Convertible Preferred Stocks - 0.1%
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (d)(e)	1,222	432,063
HEALTH CARE - 0.0%
Biotechnology - 0.0%
23andMe, Inc. Series F (d)(e)	26,649	370,000
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $802,063)		802,063

Money Market Funds - 1.4%
Fidelity Cash Central Fund, 1.09% (f)
(Cost $13,847,496)	13,844,727	13,847,496
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $993,010,963)		1,016,064,653
NET OTHER ASSETS (LIABILITIES) - 0.2%		2,273,313
NET ASSETS - 100%		$1,018,337,966

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,212,399 or 0.1% of net assets.

 (c) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,150,663 or 0.1% of net assets.

 (e) Level 3 instrument

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
23andMe, Inc. Series F	8/31/17	$370,000
Roofoods Ltd. Series F	9/12/17	$432,063
TulCo LLC	8/24/17	$348,600

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$34,084
Total	$34,084

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$146,236,001	$146,236,001	$--	$--
Consumer Staples	26,407,412	24,683,125	1,292,224	432,063
Energy	12,223,406	12,223,406	--	--
Financials	178,829,738	178,829,738	--	--
Health Care	105,840,549	104,416,250	1,054,299	370,000
Industrials	62,822,695	62,474,095	--	348,600
Information Technology	444,009,505	439,016,118	4,993,387	--
Materials	19,174,486	19,174,486	--	--
Real Estate	1,625,577	1,625,577	--	--
Telecommunication Services	5,047,788	4,163,838	883,950	--
Money Market Funds	13,847,496	13,847,496	--	--
Total Investments in Securities:	$1,016,064,653	$1,006,690,130	$8,223,860	$1,150,663

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

During the period, an affiliated entity completed an exchange in-kind with the Fund. The affiliated entity delivered investments and cash valued at $923,848,968 in exchange for 88,746,299 shares of the Fund. The Fund recognized no gain or loss for federal income tax purposes.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Contrafund’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Contrafund

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	November 28, 2017